           As filed with the Securities and Exchange Commission on July 24, 2003
                                          Securities Act File No. 333-__________
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    Form N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                         Pre-Effective Amendment No. [ ]

                          Post-Effective Amendment No.

                           ING VARIABLE PRODUCTS TRUST
               (Exact Name of Registrant as Specified in Charter)

         7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034
               (Address of Principal Executive Offices) (Zip Code)

                                 1-800-992-0180
                  (Registrant's Area Code and Telephone Number)

                              Kimberly A. Anderson
                              ING Investments, LLC
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                     (Name and Address of Agent for Service)

                                 With copies to:

                             Jeffrey S. Puretz, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401

                                 ---------------

                  Approximate Date of Proposed Public Offering:
   As soon as practicable after this Registration Statement becomes effective.

--------------------------------------------------------------------------------

    It is proposed that this filing will become effective on August 22, 2003 pursuant to Rule 488 under the Securities Act of 1933, as amended

--------------------------------------------------------------------------------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

                      ING VP LARGE COMPANY VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                 August 29, 2003

Dear Variable Contract Holder:

         Your Board of Trustees has called a Special Meeting of shareholders ("Special Meeting") of ING VP Large Company Value Portfolio ("Large Company Value Portfolio"), which is scheduled for 10:00 a.m., Local time, on October 16, 2003 at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         The Board of Trustees of Large Company Value Portfolio has reviewed and recommends the proposed reorganization (the "Reorganization") of Large Company Value Portfolio ("ING Investments"), into ING VP MagnaCap Portfolio ("MagnaCap Portfolio") (each a "Portfolio", and collectively, the "Portfolios"). Both Portfolios are members of the mutual fund group called the "ING Funds."

         Shares of Large Company Value Portfolio have been purchased at your direction by your insurance company ("Insurance Company") through its separate account to fund benefits payable under your variable annuity contract or variable life insurance policy (each, a "variable contract"). Your Insurance Company, as the legal owner of that separate account, has been asked to approve the Reorganization. You, as an owner of a variable contract that has an interest in the separate account, are being asked by your Insurance Company for instructions as to how to vote the shares of Large Company Value Portfolio that are attributable to your variable contract.

         If the Reorganization is approved and consummated, the separate account in which you have an interest will own shares of MagnaCap Portfolio instead of shares of Large Company Value Portfolio. The Reorganization would provide the separate account in which you have an interest with an opportunity to participate in a larger fund with similar investment objectives and strategies.

         After careful consideration, the Board of Trustees of Large Company Value Portfolio unanimously approved this proposal and recommends shareholders vote "FOR" the proposal.

         A Proxy Statement/Prospectus that describes the Reorganization is enclosed. We hope that you can attend the Special Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.

         YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN OCTOBER 15, 2003.

         We appreciate your participation and prompt response in this matter and thank you for your continued support.

                                          Sincerely,

                                          /s/ James M. Hennessy,

                                          James M. Hennessy,
                                          President and Chief Executive Officer

                      ING VP LARGE COMPANY VALUE PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                     OF ING VP LARGE COMPANY VALUE PORTFOLIO
                         SCHEDULED FOR OCTOBER 16, 2003

To the Variable Contract Holders:

         NOTICE IS HEREBY GIVEN that a Special Meeting of shareholders ("Special Meeting") of ING VP Large Company Value Portfolio ("Large Company Value Portfolio") is scheduled for October 16, 2003 at 10:00 a.m., Local time, at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034.

         At the Special Meeting, you will be asked to consider and approve the following proposals:

          (1) To approve an Agreement and Plan of Reorganization (the "Reorganization Agreement") by and among Large Company Value Portfolio and ING VP MagnaCap Portfolio ("MagnaCap Portfolio"), providing for the merger of Large Company Value Portfolio with and into MagnaCap Portfolio.

         Shareholders of record as of the close of business on July 28, 2003, are entitled to notice of, and to vote at, the Special Meeting or any adjournment thereof. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, PLEASE COMPLETE, SIGN AND RETURN PROMPTLY THE ENCLOSED PROXY CARD so that a quorum will be present and a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by executing and submitting a revised proxy, by giving written notice of revocation to Large Company Value Portfolio or by voting in person at the Special Meeting.

                                          By Order of the Board of Trustees

                                          /s/ Kimberly A. Anderson,

                                          Kimberly A. Anderson,
                                          Vice President and Secretary

                                          August 29, 2003

                      ING VP LARGE COMPANY VALUE PORTFOLIO
                           PROXY STATEMENT/PROSPECTUS

                                 AUGUST 29, 2003

                                TABLE OF CONTENTS

INTRODUCTION....................................................................................................     1

SUMMARY.........................................................................................................     3
   The Proposed Reorganization..................................................................................     3
   Comparison of Investment Objectives and Strategies...........................................................     5
   Comparison of Portfolio Characteristics......................................................................     7
   Relative Performance.........................................................................................     8
   Performance of MagnaCap Portfolio............................................................................     9
   Comparison of Investment Techniques and Principal Risks of Investing in the Portfolios.......................    10

COMPARISON OF FEES AND EXPENSES.................................................................................    12
   Management Fees..............................................................................................    12
   Administration Fees..........................................................................................    12
   Service Fees.................................................................................................    12
   Expense Limitation Arrangements..............................................................................    12
   Expense Tables...............................................................................................    13

INFORMATION ABOUT THE REORGANIZATION............................................................................    14
   The Reorganization Agreement.................................................................................    14
   Reasons for the Reorganization...............................................................................    14
   Board Considerations.........................................................................................    15
   Tax Considerations...........................................................................................    15
   Expenses of the Reorganization...............................................................................    16

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS.....................................................................    16
   Form of Organization.........................................................................................    16
   Distributor..................................................................................................    16
   Dividends and Other Distributions............................................................................    16
   Capitalization...............................................................................................    16

GENERAL INFORMATION ABOUT THE PROXY STATEMENT...................................................................    17
   Solicitation of Proxies......................................................................................    17
   Voting Rights................................................................................................    17
   Other Matters to Come Before the Special Meeting.............................................................    18
   Shareholder Proposals........................................................................................    18
   Reports to Shareholders......................................................................................    18

APPENDICES
   Portfolio Manager's Report for ING VP MagnaCap Portfolio.....................................................   A-1
   Form of Agreement and Plan of Reorganization.................................................................   B-1
   Additional Information Regarding ING VP MagnaCap Portfolio...................................................   C-1
   Security Ownership of Certain Beneficial and Record Owners...................................................   D-1

                           PROXY STATEMENT/PROSPECTUS

                                 AUGUST 29, 2003

                            ING VP MAGNACAP PORTFOLIO
                         7337 East Doubletree Ranch Road
                         Scottsdale, Arizona 85258-2034
                                 1-800-992-0180

                                  INTRODUCTION

         This Proxy Statement/Prospectus is being furnished to you in connection with a Special Meeting of shareholders of ING VP Large Company Value Portfolio ("Large Company Value Portfolio") to be held on October 16, 2003 ("Special Meeting"). As more fully described in this Proxy Statement, the purpose of the Special Meeting is to vote on a proposed reorganization ("Reorganization") of Large Company Value Portfolio into ING VP MagnaCap Portfolio ("MagnaCap Portfolio") (each a "Portfolio" and collectively, the "Portfolios").

         Shares of Large Company Value Portfolio are sold to separate accounts of insurance companies and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select the Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. For ease of reference throughout the Proxy Statement/Prospectus, contract holders will be referred to as "shareholders" of the Portfolios.

         Under an Agreement and Plan of Reorganization (the "Reorganization Agreement"), Large Company Value Portfolio would transfer all of its assets to MagnaCap Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio and the assumption by MagnaCap Portfolio of Large Company Value Portfolio's liabilities.

         Because you, as a shareholder of Large Company Value Portfolio, are being asked to approve the Reorganization Agreement that will result in a transaction in which you will ultimately hold shares of MagnaCap Portfolio, this Proxy Statement also serves as a Prospectus for MagnaCap Portfolio. MagnaCap Portfolio is a diversified mutual fund. MagnaCap Portfolio's investment objective is to seek growth of capital, with dividend income as a secondary consideration. The Portfolio, under normal market conditions, seeks to achieve its investment objective by investing at least 80% of its assets in common stocks of large companies that the Sub-Adviser (Aeltus Investment Management, Inc. ("ING Aeltus")) considers to be undervalued compared to the overall market.

         This Proxy Statement/Prospectus, which should be read and retained for future reference, sets forth concisely the information that a shareholder should know before voting on the Reorganization Agreement. A Statement of Additional Information ("SAI") relating to this Proxy Statement dated August 29, 2003 containing additional information about the Reorganization and the parties thereto, has been filed with the U.S. Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. For a more detailed discussion of the investment objectives, strategies and restrictions of the Portfolios, see the Class S Prospectus and the SAI for the Portfolios, dated May 1, 2003, which are incorporated herein by reference. Each Portfolio also provides periodic reports to its shareholders which highlight certain important information about the Portfolios, including investment results and financial information. The annual report for MagnaCap Portfolio, dated December 31, 2002, is incorporated herein by reference. You may receive a copy of the most recent Prospectus, SAI, SAI relating to the Proxy Statement, and annual report for either of the Portfolios without charge by contacting the Portfolios at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

         You can copy and review information about each Portfolio (including the SAI) at the SEC's Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the SEC's internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

         THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES, OR DETERMINED THAT THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                     SUMMARY

         You should read this entire Proxy Statement/Prospectus carefully. You should also consult the Class S Prospectus for the Portfolios for more information about both of the Portfolios and the Reorganization Agreement, which is attached hereto as Appendix B.

THE PROPOSED REORGANIZATION

         On November 22, 2002, the Board of Trustees of Large Company Value Portfolio and MagnaCap Portfolio approved the Reorganization. Subject to shareholder approval, the Reorganization Agreement provides for:

          - the transfer of all of the assets of Large Company Value Portfolio to MagnaCap Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio;

          - the assumption by MagnaCap Portfolio of all of the liabilities of Large Company Value Portfolio;

          - the distribution of MagnaCap Portfolio shares to the shareholders of Large Company Value Portfolio; and

          -       the complete liquidation of Large Company Value Portfolio.

         MagnaCap Portfolio shares would then be distributed to shareholders of Large Company Value Portfolio so that each shareholder would receive a number of full and fractional shares of MagnaCap Portfolio equal to the aggregate value of shares of Large Company Value Portfolio held by such shareholder.

         As a result of the Reorganization, each owner of Class S shares of Large Company Value Portfolio would become a shareholder of Class S shares of MagnaCap Portfolio. The Reorganization is expected to be effective on October 18, 2003, or such other date as the parties may agree (the "Closing Date").

         Each shareholder will hold, immediately after the Closing Date, Class S shares of MagnaCap Portfolio having an aggregate value equal to the aggregate value of the Class S shares of Large Company Value Portfolio held by that shareholder as of the Closing Date.

         In considering whether to approve the Reorganization, you should note that:

          - The Portfolios have substantially similar investment objectives;

          - The portfolio managers for both Large Company Value Portfolio and MagnaCap Portfolio use a disciplined value approach to investing in the common stocks of large companies, however, until 9/30/03 MagnaCap Portfolio must invest 80% of its assets in stocks meeting disciplined investment criteria with respect to valuation characteristics, dividends, and balance sheet strength;

          -       Both Funds have the same portfolio management team;

          - MagnaCap Portfolio is the larger fund ($22.8 million versus $1.7 million as of May 31, 2002); and

          - The proposed Reorganization is expected to result in a reduction in total operating expenses for shareholders of Large Company Value Portfolio before taking management subsidies into account. For example, the (unaudited) total operating expenses before and after the Reorganization, expressed as an annual percentage of average daily net asset value per share for Class S shares of each Portfolio as of December 31, 2002, are as follows:

                                                                  CLASS S
                                                                  -------
BEFORE THE MERGER

          -       Expenses of Large Company Value Portfolio
                  before expense reimbursement from
                  management:                                      3.55%

                                                                  CLASS S
                                                                  -------
          -       Expenses of MagnaCap Portfolio before
                  expense reimbursement from management:           1.45%

          -       Expenses of Large Company Value Portfolio
                  after expense reimbursement from
                  management:(1)                                   1.10%

          -       Expenses of MagnaCap Portfolio after
                  expense reimbursement from management:(1)        1.10%
AFTER THE MERGER

          -       Pro Forma estimated expenses before
                  reimbursement from management:                   1.52%

          -       Pro Forma estimated expenses after
                  expense reimbursement from management:(1)        1.10%

---------------------------------

(1) ING Investments has entered into an expense limitation agreement with Large Company Value Portfolio and MagnaCap Portfolio that limits expenses to 1.10% for the Class S shares of each Portfolio. The expense limitation agreement is contractual and will continue at least through December 31, 2003. Thereafter, the expense limitation agreement shall renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then current term or upon termination of the investment management agreement.

Approval of the Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of Large Company Value Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders.

         AFTER CAREFUL CONSIDERATION, THE BOARD OF TRUSTEES OF LARGE COMPANY VALUE PORTFOLIO UNANIMOUSLY APPROVED THE PROPOSED REORGANIZATION. THE BOARD RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSED REORGANIZATION.

COMPARISON OF INVESTMENT OBJECTIVES AND STRATEGIES

         The following summarizes the investment objective, strategies and management differences, if any, between MagnaCap Portfolio and Large Company Value Portfolio:

------------------------------------------------------------------------------------------------------------------------------------
                            LARGE COMPANY VALUE PORTFOLIO                                    MAGNACAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT        Seeks long-term capital appreciation. Income is        Seeks growth of capital, with dividend income as a
OBJECTIVE         a secondary objective.                                 secondary consideration.
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT                                                               INVESTMENT STRATEGIES EFFECTIVE SEPTEMBER 30, 2003:
STRATEGIES                                                               ---------------------------------------------------

                  -   Normally invests at least 80% of its assets        -  Normally invests at least 80% of its assets in common
                      in common stocks of large companies.                  stocks of large companies.

                  -   Normally invests in companies that the             -  Normally invests in companies that the Sub-Adviser,
                      Adviser considers to be undervalued compared          using a disciplined value approach, considers to be
                      to the overall stock market. The Adviser              undervalued compared to the overall stock market.
                      considers large companies to consist of the           The Fund will generally invest in larger companies
                      500 largest U.S. companies, as measured by            that are included in the 500 largest U.S. companies,
                      total revenues, net assets, cash flow, or             as measured by total revenues, net assets, cash flow
                      earnings, or the 1,000 largest U.S.                   or earnings, or the 1,000 largest companies as
                      companies, as measured by equity market               measured by equity market capitalization. Among the
                      capitalization. Within this universe of               criteria the Sub-Adviser will consider are whether
                      large well-established companies, the                 companies have increased dividends or had the
                      Adviser will use a disciplined value                  financial capability to have increased dividends over
                      approach to select investments that the               the past 10 years. The Sub-Adviser also analyzes
                      Adviser considers to be undervalued compared          candidates for investment for some catalyst or vector
                      to the overall market. The Adviser also               of change that may lead to an increase in the share
                      analyzes candidates for investment for some           price. May invest the remaining 20% of its assets in
                      catalyst or vector of change that may spark           other types of securities, including foreign
                      an increase in the share price. May invest            securities and smaller companies.
                      the remaining  20% of its assets in other
                      types of securities, including foreign
                      securities and smaller companies.

                                                                         INVESTMENT STRATEGIES PRIOR TO SEPTEMBER 30, 2003:
                                                                         --------------------------------------------------

                                                                         -  Normally invests at least 80% of its assets in stocks
                                                                            that meet the following criteria:

                                                                         -  Attractive Valuation Characteristics -- Companies with
                                                                            market capitalizations above $2 billion are screened for
                                                                            relatively attractive valuation characteristics.
                                                                            Multiple valuation measures may be considered including:
                                                                            price to earnings ratios; price to book value ratios;
                                                                            price to cash flow ratios; price to sales ratios; and
                                                                            enterprise value to earnings before interest, taxes,
                                                                            depreciation and amortization. Companies selling at low
                                                                            valuations compared to their expected growth rates will
                                                                            also be considered.

                                                                         -  Dividends -- A company must have increased its dividends or had the financial capability to have increased its
                                                                            dividends over the past 10 years.

                                                                         -  Balance Sheet Strength -- If a company has long-term
                                                                            debt, it must be rated investment grade by at least one

------------------------------------------------------------------------------------------------------------------------------------
                            LARGE COMPANY VALUE PORTFOLIO                                    MAGNACAP PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
                                                                            nationally recognized rating agency. In the event the
                                                                            company has no material long-term debt, the company must
                                                                            be rated investment grade by at least one nationally
                                                                            recognized rating agency.

                                                                         Candidates for investment are also analyzed for some
                                                                         catalyst or vector of change that may spark an increase in share price.
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL             The equity securities in which the Portfolio        PRINCIPAL INVESTMENTS EFFECTIVE SEPTEMBER 30, 2003:
INVESTMENTS           may invest include common stock, convertible        ---------------------------------------------------
                      securities, rights, warrants, and exchange-         -   May invest in common stocks, convertible securities,
                      traded index funds (ETFs). To the degree that           rights or warrants. The Portfolio's investments may
                      the Portfolio invests assets in non-U.S.                focus on particular sectors depending on the portfolio
                      securities, it may hedge the currency risk of           manager's perception of the market environment.
                      these holdings with the use of forward
                      contracts or options on currencies. Although         -  Although the Portfolio normally will be invested as
                      the Portfolio normally will be invested as              fully as practicably in equity securities, assets that
                      fully as practicable in equity securities,              are not invested in equity securities may be invested
                      assets that are not invested in equity                  in high quality debt securities.
                      securities may be invested in high quality
                      debt securities including bonds, notes,              PRINCIPAL INVESTMENTS PRIOR TO SEPTEMBER 30, 2003:
                      debentures, and short-term investments.              --------------------------------------------------
                                                                           -   May invest in common stocks, convertible securities,
                                                                               rights or warrants.  Normally, the Portfolio's
                                                                               investments are generally in larger companies that
                                                                               are included in the 500 largest U.S. companies as
                                                                               measured by sales, cash flow, earnings, or net
                                                                               assets. The remainder of the Portfolio's assets may
                                                                               be invested in equity securities that the portfolio
                                                                               manager believes have growth potential because they
                                                                               represent an attractive value, but which may not meet
                                                                               the above criteria. The Portfolio's investments may
                                                                               focus on particular sectors depending on the
                                                                               portfolio manager's perception of the market
                                                                               environment.

                                                                           Although the Portfolio normally will be invested as fully
                                                                           as practicably in equity securities, assets that are not
                                                                           invested in equity securities may be invested in high
                                                                           quality debt securities. The Portfolio may invest up to
                                                                           5% of its assets, measured at the time of investment, in
                                                                           foreign securities.


------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT ADVISER               ING Investments, LLC                                      ING Investments, LLC

------------------------------------------------------------------------------------------------------------------------------------

SUB-ADVISER              Aeltus Investment Management, Inc.                         Aeltus Investment Management, Inc.

------------------------------------------------------------------------------------------------------------------------------------

PORTFOLIO MANAGERS              William F. Coughlin(1)                                       William F. Coughlin(1)

------------------------------------------------------------------------------------------------------------------------------------
(1)  Mr. Coughlin has been primarily responsible for the management of both Portfolios since April 2003. Prior to April 2003, the
     Portfolios had the same portfolio management since June 2001.


         As you can see from the chart above, the investment objectives of the Portfolios are substantially similar. The Portfolios also invest in substantially similar types of companies, as both Portfolios invest 80% of their assets in common stocks of large companies while employing a disciplined value investment approach. Even under MagnaCap Portfolio's current policies, there is substantial commonality in objective and strategies in that a factor for security selection for MagnaCap Portfolio is attractive valuation characteristics; which is the factor stressed for Large Company Value Portfolio.

COMPARISON OF PORTFOLIO CHARACTERISTICS

         The following table compares certain characteristics of the Large Company Value Portfolio and the MagnaCap Portfolio as of May 31, 2003:

-----------------------------------------------------------------------------------------------------------------------------------
                                                   LARGE COMPANY VALUE PORTFOLIO                     MAGNACAP PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets                                                  $1,695,882                                 $23,064,882
-----------------------------------------------------------------------------------------------------------------------------------
Number of Holdings                                               41                                          41
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate(1)                                       110%                                        134%
-----------------------------------------------------------------------------------------------------------------------------------
Average market capitalization of companies                 $29.9 billion                               $26.1 billion
in Portfolio
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------

Market capitalization range of companies
in Portfolio (as a % of net assets)
    Holdings in companies with market
    capitalizations over $10 billion:                          86.58%                                      88.11%
    Holdings in companies with market
    capitalizations between $5 billion and
    $10 billion:                                                6.94%                                       4.82%
    Holdings in companies with market
    capitalizations under $5 billion:                           2.16%                                       1.40%
-----------------------------------------------------------------------------------------------------------------------------------
Top 5 Industries
(as % of net assets)                            Diversified Financial Services    14.7%     Diversified Financial Services    14.4%
                                                Oil and Gas                       13.6%     Oil and Gas                       12.2%
                                                Insurance                          6.8%     Insurance                          6.7%
                                                Banks                              5.5%     Banks                              5.3%
                                                Food                               5.2%     Telecommunications                 4.6%
-----------------------------------------------------------------------------------------------------------------------------------
U.S Equity Securities (as a % of net assets)                                      87.5%                                       94.6%
Foreign Securities (as a % of net assets)                                         13.4%                                        4.3%
-----------------------------------------------------------------------------------------------------------------------------------
Top 10 Holdings
(as a % of net assets)                          Altria Group Inc.                  3.7%     Honeywell Intl., Inc.              3.7%
                                                Freddie Mac                        3.5%     Freddie Mac                        3.6%
                                                Fannie Mae                         3.5%     Altria Group Inc.                  3.5%
                                                Honeywell Int'l. Inc.              3.4%     Fannie Mae                         3.5%
                                                BP PLC                             3.2%     Exxon Mobil Corp.                  3.3%
                                                ChevronTexaco Corp.                3.1%     Hewlett Packard Co.                3.0%
                                                Koninklijke Philips Electronics    3.1%     American Int'l Group Inc.          2.8%
                                                American Int'l. Group Inc.         2.9%     Washington Mutual Inc.             2.8%
                                                Washington Mutual Inc.             2.9%     Wells Fargo & Co.                  2.8%
                                                Wells Fargo & Co.                  2.8%     Anadarko Petroleum Corp.           2.6%
-----------------------------------------------------------------------------------------------------------------------------------

(1)      For the one-year period ended May 31, 2003.

RELATIVE PERFORMANCE

         The following table shows, for the periods shown, the unaudited average annual total return for: (i) Class S shares of Large Company Value Portfolio;
(ii) shares of MagnaCap Portfolio; (iii) the S&P 500 Index; and (iv) the S&P Barra Value Index. Performance of the Portfolios in the table below does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if it did. An index has an inherent performance advantage over the Portfolios since it has no cash in its portfolios, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. Total return is calculated assuming reinvestment of all dividends and capital gain distributions at net asset value. Each Portfolio's past performance is not an indication of its future performance.

  CALENDAR                                                                                  S&P BARRA
   YEAR/                LARGE COMPANY              MAGNACAP              S&P 500              VALUE
PERIOD ENDED          VALUE PORTFOLIO(1)        PORTFOLIO(2)(3)          INDEX(4)            INDEX(5)
------------          ------------------        ---------------          --------            --------
12/31/01                    4.92%                  -10.44%                -11.87%             -11.71%

12/31/02                  -22.39%                  -22.99%                -22.10%             -20.86%

06/30/03                   10.39%                   11.80%                 11.77%              12.29%

----------------------
(1) Class S shares of Large Company Value Portfolio commenced operations on July 31, 2001.

(2) Class S shares of MagnaCap Portfolio commenced operations on May 7, 2001. For the period ended December 31, 2001, the table reflects the performance of Class R shares of the MagnaCap Portfolio because Class S shares of the Portfolio did not have a full year's performance. Class R shares of MagnaCap Portfolio commenced operations on May 8, 2000.

(3) Effective September 30, 2003, MagnaCap Fund will change its investment strategies. Prior to this date, the investment strategies for the Fund were different, although attractive valuation characteristics were part of the prior strategy. In particular, under the former investment strategy, at least 80% of the Fund's assets were invested in companies that met three criteria: (1) attractive valuation characteristics; (2) a strong balance sheet; and (3) the company had increased its dividends or had the capability to have increased its dividends over the past 10 years.

(4) The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(5) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

PERFORMANCE OF MAGNACAP PORTFOLIO

         The following bar chart and tables provide an indication of the risks of investing in MagnaCap Portfolio by showing (on a calendar year basis) changes in MagnaCap Portfolio's annual total return from year to year and by showing (on a calendar year basis) how MagnaCap Portfolio's average annual returns for one year and since inception compare to those of the S&P 500 Index and the S&P Barra Value Index. Performance does not reflect the deduction of expenses and charges which are, or may be imposed under your annuity contract or life insurance policy, and would be lower if they did. MagnaCap Portfolio's past performance is not necessarily an indication of how the Portfolio will perform in the future. Total returns include reinvestment of dividends and capital gains distributions, if any. The S&P 500 Index and S&P Barra Value Index are unmanaged.

                     CALENDAR YEAR-BY-YEAR RETURNS(1)(2)(3)

[BAR CHART]

1993
1994
1995
1996
1997
1998
1999
2000
2001      -10.44
2002      -22.39

---------------------

(1)      These figures are for the year ended December 31 of each year.

(2) Class S shares of the MagnaCap Portfolio were first offered in 2001. The figure shown for the year 2001 provides the performance of Class R shares of the Portfolio. The figure shown for the year 2002 provides the performance of Class S shares of the Portfolio. Class R shares are offered in a separate Prospectus. Class R shares would have substantially similar annual returns as the Class S shares because the classes are invested in the same Portfolio of securities. Annual returns would differ only to the extent Class R and Class S shares have different expenses. During the period shown in the chart, the Portfolio's best quarterly performance was 9.29% for the quarter ended December 31, 2002, and the Portfolio's worst quarterly performance was -22.29% for the quarter ended September 30, 2002.

(3) Effective September 30, 2003, MagnaCap Fund will change its investment strategies. Prior to this date, the investment strategies for the Fund were different, although attractive valuation characteristics were part of the prior strategy. In particular, under the former investment strategy, at least 80% of the Fund's assets were invested in companies that met three criteria: (1) attractive valuation characteristics; (2) a strong balance sheet; and (3) the company had increased its dividends or had the capability to have increased its dividends over the past 10 years.

The following table shows what the average annual total returns of MagnaCap Portfolio would equal if you averaged out actual performance over various lengths of time compared to the S&P 500 Index, an unmanaged index. The S&P 500 Index has an inherent performance advantage over MagnaCap Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

    MAGNACAP PORTFOLIO -- AVERAGE ANNUAL TOTAL RETURNS for the periods ended
                                December 31, 2002

                                                                   1 YEAR                    SINCE INCEPTION
                                                                   ------                    ---------------
Class S return (1)                                                -22.99%                       -17.55%
Class R return (2)                                                -22.76%                       -12.46%
S&P 500 Index(3)                                                  -22.10%                       -15.97%(4)
S&P Barra Value Index(5)                                          -20.86%                       -10.47%(6)

----------------------------

(1)      Class S shares commenced operations on March 7, 2001.

(2)      Class R shares commenced operations on May 8, 2000.

(3) S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

(4) Index return is for the period beginning May 1, 2000. Index return for the period beginning March 1, 2001 is -17.72%.

(5) The S&P Barra Value Index is a capitalization weighted index of all stocks in the S&P 500 Index that have low price-to-book ratios. It is designed so that approximately 50% of the market capitalization of the S&P 500 Index is in the S&P Barra Value Index.

(6) Index return is for the period beginning May 1, 2000. Index return for the period beginning March 1, 2001 is -16.53%.

         For a discussion by the Adviser regarding the performance of MagnaCap Portfolio for the fiscal year ended December 31, 2002, see Appendix A to this Proxy Statement/Prospectus. Additional information about MagnaCap Portfolio is included in Appendix C to this Proxy Statement/Prospectus.

COMPARISON OF INVESTMENT TECHNIQUES AND PRINCIPAL RISKS OF INVESTING IN THE PORTFOLIOS

         Because the Portfolios have investment objectives and strategies that are substantially similar, many of the risks of investing in MagnaCap Portfolio are substantially the same as the risks of investing in Large Company Value Portfolio. You may lose money on your investment in either Portfolio. The value of each Portfolio's shares may go up or down, sometimes rapidly and unpredictably. Market conditions, financial conditions of issuers represented in the portfolio, investment strategies, portfolio management, and other factors affect the volatility of each Portfolio's shares. The following summarizes the principal investment techniques and risks of investing in the Portfolios.

         Equity Securities. Both Large Company Value Portfolio and MagnaCap Portfolio are subject to risks associated with investing primarily in equity securities and equity equivalent securities (preferred stocks, convertible securities, warrants and other stock purchase rights) including market risk, issuer risk, credit risk, price volatility risk and market trends risk. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. Credit risk is the risk that an issuer may not be able to meet its financial obligations when due, including payments on outstanding debt. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Market trends risk is the risk that from time to time, the stock market may not favor the value securities in which the Portfolios invest. Rather, the market could favor growth-oriented stocks, or may not favor equities at all.

         Inability to Sell Securities. Both Portfolios may invest a portion of their assets (not more than 20%, measured at the time of investment) in the equity securities of smaller companies. These securities usually trade in lower volume and may be less liquid than securities of large established companies. These less liquid securities could include securities of small and mid-size companies, securities that originate from small offerings, and foreign securities. The Portfolio could lose money if it cannot sell a security at the time and price that would be most beneficial to the Portfolio.

         Foreign Securities. Both the Large Company Value Portfolio and MagnaCap Portfolio may invest a portion of their assets (not more than 20%, measured at the time of investment) in foreign securities. There are certain risks in owning foreign securities, including: (i) fluctuations in currency exchange rates; (ii) devaluation of currencies; (iii) political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; (iv) reduced availability of public information concerning issuers; (v) accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; and (vi) limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Portfolios, including the withholding of dividends.

         Convertible Securities. Both Portfolios may invest in convertible securities. The value of a convertible securities will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. The Portfolios may be required to redeem or convert a convertible security before they would otherwise choose.

         Risks of Using Derivatives. To the extent that either Portfolio invests in non-U.S. securities, the Portfolio may hedge the currency risks of holding such securities by utilizing forward contracts and options on currencies. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument and the risk of loss due to changes in interest rates. The use of certain derivatives may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce the returns of the Portfolio.

         Exchange-Traded Index Funds. The Large Company Value Portfolio may invest in ETFs. ETFs present risks similar to those of an investment in the underlying securities held by the ETF. Because ETFs trade on an exchange, they may not trade at net asset value (NAV). Sometimes, the prices of ETFs may vary significantly from the ETFs' underlying NAVs. Additionally, if the Portfolio elects to redeem its ETF shares rather than selling them on the secondary market, the Portfolio will receive the underlying securities which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Portfolio.

         Temporary Defensive Strategies. When the Adviser anticipates unusual market or other conditions, the Portfolios may temporarily depart from their principal investment strategies as a defensive measure. To the extent either Portfolio is engaged in temporary defensive investments, it may not be pursuing its investment objective.

                         COMPARISON OF FEES AND EXPENSES

         The following discussion describes and compares the fees and expenses of the Portfolios. For further information on the fees and expenses of MagnaCap Portfolio, see "Appendix C: Additional Information Regarding MagnaCap Portfolio."

MANAGEMENT FEES

         Large Company Value Portfolio and MagnaCap Portfolio pay a management fee of 0.75% of the Portfolio's average daily net assets. Additionally, ING Investments, LLC ("ING Investments" or "Adviser") pays Aeltus Investment Management, Inc. ("ING Aeltus") a sub-advisory fee of 0.3375% of Large Company Value Portfolio's average daily net assets and 0.3375% of MagnaCap Portfolio's average daily net assets for its services as sub-adviser to the Portfolios.

ADMINISTRATIVE FEES

         Large Company Value Portfolio and MagnaCap Portfolio each pay an annual administrative fee of 0.10% of the average daily net assets of each Portfolio.

SERVICE FEES

         The Large Company Value Portfolio and MagnaCap Portfolio each has adopted a Shareholder Services Plan (the Plan) for its Class S shares. Under the Plan, each Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders.

EXPENSE LIMITATION ARRANGEMENTS

         Expense limitation agreements are in place for both Portfolios. Under the terms of the expense limitation agreements, ING Investments has agreed to limit the expenses of the Portfolios, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years. The current expense limitation agreement for each Portfolio is contractual and provides that it will remain in effect through at least December 31, 2003. There can be no assurance that the expense limitation agreements will be continued after this date. The expense limitations for Class S shares of Large Company Value Portfolio and MagnaCap Portfolio are 1.10%. This information and similar information is shown in the table below entitled "Annual Portfolio Operating Expenses."

EXPENSE TABLE

         The current expenses of each Portfolio and estimated pro forma expenses giving effect to the proposed Reorganization are shown in the following table. Expenses of the Portfolios are based upon the operating expenses incurred by Class S shares of the Portfolios for the period ended December 31, 2002. Pro forma fees show estimated fees of MagnaCap Portfolio after giving effect to the proposed Reorganization. Pro forma numbers are estimated in good faith and are hypothetical.

                 ANNUAL PORTFOLIO OPERATING EXPENSES (UNAUDITED)

 (expenses that are deducted from Portfolio assets, shown as a ratio of expenses to average daily net assets) (1)

                                                                                         TOTAL
                                          MANAGEMENT                        OTHER      OPERATING     FEE WAIVER       NET
                                             FEES          SERVICE FEES    EXPENSES     EXPENSES    BY ADVISER(2)   EXPENSES
                                             ----          ------------    --------     --------    -------------   --------
CLASS S

  Large Company Value Portfolio              0.75%             0.25%         2.55%        3.55%         2.45%         1.10%
  MagnaCap Portfolio                         0.75%             0.25%         0.45%        1.45%         0.35%         1.10%
  MagnaCap Portfolio
    After the Reorganization
    (Estimated Pro Forma)                    0.75%             0.25%         0.52%        1.52%         0.42%         1.10%

----------------------
(1) The fiscal year end for Large Company Value Portfolio and MagnaCap Portfolio is December 31.

(2) ING Investments has entered into an expense limitation agreement with Large Company Value Portfolio and MagnaCap Portfolio under which it will limit the expenses of the Portfolios (excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments within three years) to 1.10% for Class S shares of each Portfolio. The expense limitation agreements are contractual and will continue at least through December 31, 2003. Thereafter, the expense limitation agreements renew automatically for one-year terms unless ING Investments provides written notice of the termination of the expense limitation agreement at least 90 days prior to the end of the then-current term or upon termination of the investment management agreement.

         Following the Reorganization, certain holdings of Large Company Value Portfolio that are transferred to MagnaCap Portfolio in connection with the Reorganization may be sold. Such sales may result in increased transaction costs for MagnaCap Portfolio, and the realization of taxable gains or losses for MagnaCap Portfolio.

         Examples. The following examples are intended to help you compare the cost of investing in each Portfolio and the combined Portfolio. The examples assume that you invest $10,000 in each Portfolio and in the combined Portfolio after the Reorganization for the time periods indicated. The examples also assume that your investment has a 5% return each year and that each Portfolio's operating expenses remain the same. The 5% return is an assumption and is not intended to portray past or future investment results. Based on the above assumptions, you would pay the following expenses. Your actual costs may be higher or lower.

                                                                                ESTIMATED PRO FORMA:
                      LARGE COMPANY VALUE                                          THE PORTFOLIOS
                           PORTFOLIO                MAGNACAP PORTFOLIO                COMBINED*
                            CLASS S                      CLASS S                       CLASS S
                            -------                      -------                       -------
1 YEAR                      $  112                       $  112                        $  112
3 YEARS                     $  861                       $  424                        $  439
5 YEARS                     $1,631                       $  759                        $  789
10 YEARS                    $3,656                       $1,705                        $1,777

----------
*        Estimated.

                      INFORMATION ABOUT THE REORGANIZATION

THE REORGANIZATION AGREEMENT

         The terms and conditions under which the proposed transaction may be consummated are set forth in the Reorganization Agreement. Significant provisions of the Reorganization Agreement are summarized below; however, this summary is qualified in its entirety by reference to the Reorganization Agreement, a copy of which is attached as Appendix B.

         The Reorganization Agreement provides for (i) the transfer, as of the Closing Date, of all of the assets of Large Company Value Portfolio in exchange for shares of beneficial interest of MagnaCap Portfolio and the assumption by MagnaCap Portfolio of all of Large Company Value Portfolio's liabilities; and
(ii) the distribution of shares of MagnaCap Portfolio to shareholders of Large Company Value Portfolio, as provided for in the Reorganization Agreement. Large Company Value Portfolio will then be liquidated.

         After the Reorganization, each shareholder of Large Company Value Portfolio will own shares of MagnaCap Portfolio having an aggregate value equal to the aggregate value of the shares in Large Company Value Portfolio held by that shareholder as of the Closing Date. Shareholders of Class S shares of Large Company Value Portfolio will receive the same Class of shares of MagnaCap Portfolio.

         Until the Closing Date, shareholders of the Large Company Value Portfolio will continue to be able to exchange their shares for shares of another portfolio in accordance with the provisions in their variable insurance contract prospectus. Exchange requests received after the Closing Date will be treated as requests received by MagnaCap Portfolio for the exchange of its shares.

         The obligations of the Portfolios under the Reorganization Agreement are subject to various conditions, including approval of the shareholders of Large Company Value Portfolio. The Reorganization Agreement also requires that each of the Portfolios take, or cause to be taken, all actions, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by the Reorganization Agreement. The Reorganization Agreement may be terminated by mutual agreement of the parties or on certain other grounds. Please refer to Appendix B to review the terms and conditions of the Reorganization Agreement.

REASONS FOR THE REORGANIZATION

         The Reorganization is one of several reorganizations that have taken place among various ING Funds. The ING Fund complex has grown in recent years through the addition of many funds. Management of the ING Funds has proposed the consolidation of several of the ING Funds that they believe have similar or compatible investment strategies. The reorganizations are designed to reduce the substantial overlap in funds offered in the ING Funds complex, thereby eliminating inefficiencies and confusion about overlapping funds. ING Investments also believes that the reorganizations may benefit shareholders by resulting in surviving funds with a greater asset base. This is expected to provide greater investment opportunities for the surviving funds and the potential to take larger portfolio positions.

         The proposed Reorganization was presented to the Board of Trustees of Large Company Value Portfolio and MagnaCap Portfolio for consideration at a meeting held on November 22, 2002. For the reasons discussed below, the Trustees of the Portfolios, including all of the Trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of the Portfolios, determined that the interests of the shareholders of either Portfolio will not be diluted as a result of the proposed Reorganization, and that the proposed Reorganization is in the best interests of both Portfolios and their shareholders.

         The Reorganization will allow Large Company Value Portfolio's shareholders to continue to participate in a professionally-managed portfolio that seeks to achieve growth of capital, with dividend income as a secondary consideration, through investment in equity securities and equity equivalents of large companies. Additionally, the Reorganization is expected to result in lower total operating expenses for Class S shares of Large Company Value Portfolio before taking management subsidies into account. Shares of the Portfolios may be exchanged for shares of any other Portfolio before taking management subsidies into account.

BOARD CONSIDERATIONS

         The Board of Trustees of Large Company Value Portfolio, in recommending the proposed transaction, considered a number of factors, including the following:

     - the plans of management to reduce overlap in funds in the ING Fund complex;

     -     the potential benefits of the transaction to shareholders;

     - the relative investment performance of Large Company Value Portfolio as compared to MagnaCap Portfolio;

     - expense ratios and information regarding fees and expenses of Large Company Value Portfolio and MagnaCap Portfolio, including the expense limitation arrangements offered by ING Investments;

     -     the relative size of the Portfolios;

     - whether the Reorganization would dilute the interests of either Portfolio's current shareholders;

     - the similarity of investment objectives and strategies of MagnaCap Portfolio with those of Large Company Value Portfolio;

     - the fees or expenses that will be borne directly or indirectly by the Portfolios in connection with the merger;

     -     any benefits that may be realized by the Adviser; and

     - the tax consequences of the Reorganization to Large Company Value Portfolio and its shareholders, including the tax-free nature of the transaction.

         The Board of Trustees also considered the future potential benefits to ING Investments in that its costs to administer both Portfolios may be reduced if the Reorganization is approved.

         THE TRUSTEES OF LARGE COMPANY VALUE PORTFOLIO RECOMMEND THAT SHAREHOLDERS APPROVE THE REORGANIZATION WITH MAGNACAP PORTFOLIO.

TAX CONSIDERATIONS

         The Reorganization is intended to qualify for Federal income tax purposes as a tax-free reorganization under Section 368 of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, neither Large Company Value Portfolio nor its shareholders, nor MagnaCap Portfolio nor its shareholders, are expected to recognize any gain or loss for federal income tax purposes from the transactions contemplated by the Reorganization Agreement. As a condition to the Closing of the Reorganization, the Portfolios will receive an opinion from the law firm of Dechert to the effect that the Reorganization will qualify as a tax-free reorganization for Federal income tax purposes. That opinion will be based in part upon certain assumptions and upon certain representations made by the Portfolios.

         Immediately prior to the Reorganization, Large Company Value Portfolio will pay a dividend or dividends which, together with all previous dividends, will have the effect of distributing to its shareholders all of Large Company Value Portfolio's investment company taxable income for taxable years ending on or prior to the Reorganization (computed without regard to any deduction for dividends paid) and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of Large Company Value Portfolio's shareholders.

         As of December 31, 2002, Large Company Value Portfolio and MagnaCap Portfolio had accumulated capital loss carryforwards of approximately $60,467 and $896,162, respectively. After the Reorganization, the losses of Large Company Value Portfolio generally will be available to MagnaCap Portfolio to offset its capital gains, although a portion of the amount of these losses that may offset MagnaCap Portfolio's capital gains in any given year will be limited due to this Reorganization. The ability of MagnaCap Portfolio to use losses in the future depends upon a variety of factors that cannot be known in advance, including the existence of capital gains against which these losses may be offset. In addition, the benefits of any of these various capital loss carryforwards currently are available only to pre-reorganization shareholders of each Portfolio. After the Reorganization, however, these benefits will inure to the benefit of all post-reorganization shareholders of MagnaCap Portfolio.

EXPENSES OF THE REORGANIZATION

         ING Investments will bear half the cost of the Reorganization. The Portfolios will bear the other half of the expenses related to the proposed Reorganization, including, but not limited to, the costs of solicitation of voting instructions and any necessary filings with the SEC. Of the Reorganization expenses allocated to the Portfolios, each Portfolio will bear a pro rata portion based on its relative net asset values immediately before the Closing Date.

                   ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

FORM OF ORGANIZATION

         Large Company Value Portfolio and MagnaCap Portfolio are both diversified series of ING Variable Products Trust, an open-end management investment company organized as a Massachusetts business trust. ING Variable Products Trust is governed by a Board of Trustees consisting of eleven members. For more information on the history of the Portfolios, see the SAI.

DISTRIBUTOR

         ING Funds Distributor, LLC (the "Distributor"), whose address is 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, is the principal distributor for both Portfolios.

DIVIDENDS AND OTHER DISTRIBUTIONS

         Both MagnaCap Portfolio and Large Company Value Portfolio pay dividends from net investment income and net capital gains, if any, on a quarterly basis. As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own. Since the sole shareholders of the Portfolios are separate accounts, no discussion is included as to the federal income tax consequences at the shareholder level.

         If the Reorganization Agreement is approved by Large Company Value Portfolio's shareholders, then as soon as practicable before the Closing Date, Large Company Value Portfolio will pay its shareholders a cash distribution of substantially all undistributed net investment income and undistributed realized net capital gains.

CAPITALIZATION

         The following table shows on an unaudited basis the capitalization of each of the Portfolios as of June 30, 2003, and on a pro forma basis as of June 30, 2003 giving effect to the Reorganization:

                                                              NET ASSET VALUE        SHARES
                                             NET ASSETS          PER SHARE         OUTSTANDING
                                             ----------          ---------         -----------
LARGE COMPANY VALUE PORTFOLIO

  Class S                                   $  1,694,763           $8.70              194,823

MAGNACAP PORTFOLIO

  Class S                                   $ 17,810,515           $7.61            2,340,315

PRO FORMA - MAGNACAP PORTFOLIO INCLUDING LARGE COMPANY VALUE PORTFOLIO

  Class S                                   $ 19,505,278           $7.61            2,563,017

                  GENERAL INFORMATION ABOUT THE PROXY STATEMENT

SOLICITATION OF PROXIES

         Solicitation of proxies is being made primarily by the mailing of the Notice and this Proxy Statement/Prospectus with its enclosures on or about August 29, 2003. In addition to the solicitation of proxies by mail, employees of ING Investments and its affiliates, without additional compensation, may solicit proxies in person or by telephone, telegraph, facsimile, or oral communications.

         If a shareholder wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the shareholder may still submit the proxy originally sent with the Proxy Statement/Prospectus, attend in person or vote online. Should shareholders require additional information regarding the proxy or require replacement of the proxy, they may contact Shareholder Services toll-free at 1-800-992-0180.

         A shareholder may revoke the accompanying proxy at any time prior to its use by filing with Large Company Value Portfolio, a written revocation or duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given. The persons named in the accompanying proxy will vote as directed by the proxy, but in the absence of voting directions in any proxy that is signed and returned, they intend to vote "FOR" the Reorganization proposal and may vote in their discretion with respect to other matters not now known to the Board of Large Company Value Portfolio that may be presented at the Special Meeting.

VOTING RIGHTS

         Only shareholders of Large Company Value Portfolio at the close of business on July 28, 2003 (the "Record Date") will be entitled to be present and give voting instructions for Large Company Value Portfolio at the Special Meeting with respect to their shares owned as of that Record Date. As of the Record Date, [______] shares of Large Company Value Portfolio were outstanding and entitled to vote. Each share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote.

         Shares of Large Company Value Portfolio are sold to separate accounts of insurance companies ("Separate Accounts") and are used to fund variable annuity and/or variable life contracts ("Variable Contracts"). Variable contract owners who select the Portfolio for investment through a Variable Contract have a beneficial interest in the Portfolio, but do not invest directly in or hold shares of the Portfolio. The insurance company that uses the Portfolio as a funding vehicle, is, in most cases, the true shareholder of the Portfolio and, as the legal owner of the Portfolio's shares, has sole voting and investment power with respect to the shares, but generally will pass through any voting rights to variable contract owners. Therefore, an insurance company will request voting instructions from the variable contract owner and will vote shares or other voting interests in the Separate Account in proportion to voting instructions received. An insurance company will also vote shares of the Portfolio held in its Separate Accounts for which no voting instructions have been received in the same proportion as it votes shares held in the Separate Accounts for which it has received instructions. Shares held by an insurance company in its general account, if any, must be voted in the same proportion as the votes cast with respect to shares held in all of the insurance company's separate accounts in the aggregate.

         Variable contract owners permitted to give instructions to the Portfolio and the number of shares for which such instructions may be given for purposes of voting at the Special Meeting, and any adjournment thereof, will be determined as of the Record Date. In connection with the solicitation of such instructions from variable contract owners, it is expected that the respective insurance companies will furnish a copy of this Proxy Statement/Prospectus to variable contract owners.

         If a variable contract owner wishes to participate in the Special Meeting, but does not wish to give a proxy by telephone, the variable contract owner may still submit the Proxy Ballot(s) originally sent with the Proxy Statement/Prospectus or attend in person. All persons entitled to direct the voting of shares, whether they are variable contract owners or shareholders, are described as voting for purposes of this Proxy Statement/Prospectus.

         Approval of the Reorganization Agreement requires the affirmative vote of the holders of a majority of the shares of Large Company Value Portfolio. The holders of a majority of outstanding shares present in person or by proxy shall constitute a quorum at any meeting of the shareholders. In the absence of a quorum, a majority of outstanding shares entitled to vote present in person or by proxy may adjourn the meeting from time to time until a quorum shall be present.

         To the knowledge of ING Investments, as of July 28, 2003, no current Trustee owns 1% or more of the outstanding shares of either Portfolio, and the officers and Trustees own, as a group, less than 1% of the shares of either Portfolio.

         Appendix D hereto lists the persons that, as of July 28, 2003, owned beneficially or of record 5% or more of the outstanding shares of any Class of Large Company Value Portfolio or MagnaCap Portfolio.

OTHER MATTERS TO COME BEFORE THE SPECIAL MEETING

         Large Company Value Portfolio does not know of any matters to be presented at the Special Meeting other than those described in this Proxy Statement/Prospectus. If other business should properly come before the Special Meeting, the proxyholders will vote thereon in accordance with their best judgment.

SHAREHOLDER PROPOSALS

         Large Company Value Portfolio is not required to hold regular annual meetings and, in order to minimize its costs, does not intend to hold meetings of shareholders unless so required by applicable law, regulation, regulatory policy or if otherwise deemed advisable by Large Company Value Portfolio's management. Therefore, it is not practicable to specify a date by which shareholder proposals must be received in order to be incorporated in an upcoming proxy statement for an annual meeting.

REPORTS TO SHAREHOLDERS

         ING Investments will furnish, without charge, a copy of the most recent Annual Report regarding either of the Portfolios and any more recent Semi-Annual Report succeeding the Annual Report, if any, on request. Requests for such reports should be directed in writing to the Portfolio at ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or by calling 1-800-992-0180.

         IN ORDER THAT THE PRESENCE OF A QUORUM AT THE SPECIAL MEETING MAY BE ASSURED, PROMPT EXECUTION AND RETURN OF THE ENCLOSED PROXY CARD IS REQUESTED. A SELF-ADDRESSED, POSTAGE-PAID ENVELOPE IS ENCLOSED FOR YOUR CONVENIENCE.

                                                   /s/ Kimberly A. Anderson,

                                                   Kimberly A. Anderson,
                                                   Vice President and Secretary

August 29, 2003
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                                                      APPENDIX A

                      REPORT FOR ING VP MAGNACAP PORTFOLIO

         Set forth below is an excerpt from ING VP MagnaCap Portfolio's Annual Report, dated December 31, 2002, regarding the Portfolio's performance. [INSERT SEMI-ANNUAL REPORT DATED JUNE 30, 2003 PRIOR TO DEFINITIVE FILING]

                                   *   *   *   *

         PORTFOLIO MANAGEMENT TEAM: Thomas Jackson, Senior Vice President and Senior Portfolio Manager, ING Investments, LLC.

         GOAL: The ING VP MagnaCap Portfolio (the "Portfolio") seeks growth of capital with dividend income as secondary consideration.

         MARKET OVERVIEW: The U.S. stock market declined significantly in the year ending December 31, 2002 with the S&P 500 Index (S&P 500) down 22.10% and the S&P/Barra Value Index down 20.86%. The period exhibited substantial volatility as the stock market declined dramatically into early October 2002 and then rallied in the fourth quarter of the year. The stock market was buffeted by a number of concerns: 1). The fear of a double dip recession as an already slow economic rebound began to falter; 2). A below average rebound in corporate profits; 3). An absolute aversion to risk in the corporate debt markets resulting in quality spreads continuing to widen compared to Treasury bond yields; and 4). Investor concerns regarding possible military action in Iraq. The rebound from the October lows was accompanied initially by some better than expected signs of economic growth; by a further cut in interest rates by the Federal Reserve; and by narrowing quality spreads in the debt markets. For the year, the stocks of smaller and mid-sized companies outperformed those of larger companies.

         Looking at the S&P/Barra style based indices, Value stocks outperformed Growth stocks across the capitalization spectrum for the third year in a row.

         PERFORMANCE: For the year ending December 2002, the Portfolio's Class S shares, excluding any charges, provided a total return of -22.99%, compared to the S&P 500, which returned -22.10%.

         PORTFOLIO SPECIFICS: The Portfolio is being managed in a Value investment style, which concentrates on companies that sell at significant valuation discounts to the stock market and which also sell at significant valuation discounts to their own history. There is a large degree of contrary opinion embodied in this approach. Studies of the past indicate that this may be a good way to manage money over the long run. However, it is worthwhile to point out that the stock market isn't stupid. Generally companies that sell at large valuation discounts to the market are experiencing some, hopefully temporary, problem. The value investor is accepting the risk of the problems and the attendant time risk until they are solved (if ever). In return, the investor receives the potential "benefit" of buying investments on sale.

         This description of value investing serves as a good introduction to the analysis of the performance results for the period and to illustrate the risks of the value approach. The under-performance of the Portfolio for the last year relative to the S&P 500 and the S&P/Barra Value Index is more than attributable to the Portfolio's large and unsuccessful investment in the Electric Utility industry. This position was established after the Enron debacle as the stocks in the industry declined substantially and were selling at both very high dividend yields and low valuations compared to the past. However, the confluence of events afflicting them turned out to be akin to the Perfect Storm. They included questionable accounting and business practices; debt heavy balance sheets; the California energy crisis; regional over capacity; lower demand for electricity due to the recession; a collapse in energy trading; declining profit margins; and rapidly declining credit ratings. These problems combined to depress not only current profits, but ultimately the longer-term outlook for company profits as well. In short, while the stocks appeared "cheap" on the numbers, the problems proved to be much worse than expected resulting in significant further declines in the stocks. The declines in the long-term profit outlook made the initial valuation judgment incorrect. We eventually reduced the Utility investment substantially, but not before it negatively impacted the results of the Portfolio. There is a general lesson in this with regard to Value investing: If the problem that is making the stock "cheap" turns out to be intractable, the original "discount price" is likely to be insufficient to justify the investment. If you buy what turns out to be shoddy merchandise, even on sale, you are unlikely to have a happy result.

         Much did go relatively right over the last year. The Portfolio's under weight in Technology, Financial, and Energy stocks combined with relatively good selectivity in these groups partially offset the poor performance of the Utilities.

         MARKET OUTLOOK: While the length and depth of the market decline over the last several years has been painful, the good news is that stocks appear now more reasonably priced than they have been in a long time. In fact, at the October lows, the market was selling below its long term average price to earnings ratio based on consensus 2003 earnings estimates. Given the substantial decline in interest rates (which compete with stocks for investor attention and serve as the underpinning for stock valuation), stocks are at more attractive valuation levels than has been the case for the last quarter of a century. In fact, the dividend yield on the market is now higher than short-term interest rates, a situation that hasn't been experienced for any extended period since the early 1950's. Meanwhile, the economy and corporate profits continue to grow albeit at modest rates, inflation seems under control, and the Federal Reserve is accommodating. The market continues to deal with a number of issues including: Accounting integrity and corporate governance; record levels of corporate and consumer debt; the intermediate term trajectory of the economy; the long-term growth of corporate profits; and the impact of the potential war in Iraq and the war against terrorism in general. While each of these issues has the potential to significantly impact short-term market returns, current valuation levels would seem to be attractive enough to justify the belief that the worst of this long and deep bear market may be behind us. With that said, it is also reasonable to expect that future returns from stocks may be significantly below what we became accustomed to in the 380's and 390's. In fact, stocks may well provide returns below their long-term average. However, compared to current low interest rates, they may still be the best deal in town.

         Our strategy is to continue to seek out companies that have depressed current valuations where we believe that their long-term prospects are not adequately reflected in their stock price. Technology and Healthcare companies are over-weighted compared to the Value indices (about in line with the S&P
500). As an offset, we are under-weighted in Financial Services (particularly banks) and Consumer Cyclical companies compared to most value benchmarks. While the portfolio has been constructed stock by stock, there are a couple of broad themes that run through the portfolio: 1). To the degree possible, we own companies with pricing power. In the current very low inflation environment, pricing power is a valuable asset. Property and Casualty Insurance, Healthcare, Tobacco, and perhaps Energy companies all currently have the ability to raise prices on their products. 2). Dividends are a more certain component of equity return than capital gains. All things equal, we would prefer to own dividend payers rather than non-dividend payers.

[LINE GRAPH]

      AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED DECEMBER 31, 2002

                                                                           SINCE INCEPTION
                                              1 YEAR                           5/3/01
                                              ------                           ------
Class S                                      -22.99%                          -17.55%
S&P 500 Index                                -22.10%                          -17.72%(1)

------------------
(1) Since inception performance for the index is shown from 5/1/01.

         Based on a $10,000 initial investment, the table and graph above illustrate the total return of ING VP MagnaCap Portfolio against the S&P 500 Index. The Index is unmanaged and has an inherent performance advantage over the Portfolio since it has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index. The Portfolio's performance is shown without the imposition of any expenses or charges which are, or may be, imposed under your annuity contract or life insurance policy. Total returns would have been lower if such expenses or charges were included.

         Performance table and graph do not reflect the deduction of taxes that a shareholder will pay on portfolio distributions or the redemption of portfolio shares.

         Total returns reflect the fact that the Investment Manager has waived certain fees and expenses otherwise payable by the Portfolio. Total return results would have been lower had there been no waiver to the Portfolio.

         PERFORMANCE DATA REPRESENTS PAST PERFORMANCE AND IS NO ASSURANCE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE PORTFOLIO WILL FLUCTUATE. SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

         This report contains statements that may be "forward-looking" statements. Actual results may differ materially from those projected in the "forward-looking" statements.

         THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS, ONLY THROUGH THE END OF THE PERIOD AS STATED ON THE COVER. THE PORTFOLIO MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

         Portfolio holdings are subject to change daily.

         PRINCIPAL RISK FACTOR(s): Exposure to financial and market risks that accompany investments in equities. International investing does pose special risks including currency fluctuation, economic, and political risks not found in domestic investments. Investing in funds that are concentrated in a smaller number of holdings poses greater risk than those funds with a larger number of holdings because each investment has a greater effect on the Fund's performance.

                                                                      APPENDIX B

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

         THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this ____ day of ________, 2003, by and between ING Variable Products Trust, a Massachusetts business trust (the "Trust") with its principal place of business at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, on behalf of the ING VP MagnaCap Portfolio (the "Acquiring Portfolio"), a separate series of the Trust, and ING Variable Products Trust, on behalf of the ING VP Large Company Value Portfolio (the "Acquired Portfolio"), another separate series of the Trust.

         This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a)(1) of the United States Internal Revenue Code of 1986, as amended (the "Code"). The reorganization (the "Reorganization") will consist of the transfer of all of the assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for Class S voting shares of beneficial interest of the Acquiring Portfolio (the "Acquiring Portfolio Shares"), the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and the distribution of the Acquiring Portfolio Shares to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio as provided herein, all upon the terms and conditions hereinafter set forth in this Agreement.

         WHEREAS, the Acquired Portfolio and the Acquiring Portfolio are series of an open-end, registered investment company of the management type, and the Acquired Portfolio owns securities which generally are assets of the character in which the Acquiring Portfolio is permitted to invest; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio would not be diluted as a result of this transaction; and

         WHEREAS, the Trustees of the Trust have determined that the exchange of all of the assets of the Acquired Portfolio for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio would not be diluted as a result of this transaction;

         NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR THE ACQUIRING PORTFOLIO SHARES, THE ASSUMPTION OF ALL ACQUIRED PORTFOLIO LIABILITIES AND THE LIQUIDATION OF THE ACQUIRED PORTFOLIO

         1.1. Subject to the requisite approval of the Acquired Portfolio shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Portfolio agrees to transfer all of the Acquired Portfolio's assets, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Portfolio agrees in exchange therefor: (i) to deliver to the Acquired Portfolio the number of full and fractional Class S Acquiring Portfolio Shares determined by dividing the value of the Acquired Portfolio's net assets with respect to Class S, computed in the manner and as of the time and date set forth in paragraph 2.1, by the net asset value of one Acquiring Portfolio Share of Class S, computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.3. Such transactions shall take place at the closing provided for in paragraph 3.1 (the "Closing").

         1.2. The assets of the Acquired Portfolio to be acquired by the Acquiring Portfolio shall consist of all assets and property, including, without limitation, all cash, securities, commodities and futures interests and dividends or interests receivable, that are owned by the Acquired Portfolio, and any deferred or prepaid expenses shown as an asset on the books of the Acquired Portfolio, on the closing date provided for in paragraph 3.1 (the "Closing Date") (collectively, "Assets").

         1.3. The Acquired Portfolio will endeavor to discharge all of its known liabilities and obligations prior to the Closing Date. The Acquiring Portfolio shall also assume all of the liabilities of the Acquired Portfolio, whether accrued or contingent, known or unknown, existing at the Valuation Date, as defined in paragraph 2.1 (collectively, "Liabilities"). On or as soon as practicable prior to the Closing Date, the Acquired Portfolio will declare and pay to its shareholders of record one or more dividends and/or other distributions so that it will have distributed substantially all (and in no event less than 98%) of its investment company taxable income (computed without regard to any deduction for dividends paid) and realized net capital gain, if any, for the current taxable year through the Closing Date.

         1.4. Immediately after the transfer of Assets provided for in paragraph 1.1, the Acquired Portfolio will distribute to the Acquired Portfolio's shareholders of record, determined as of immediately after the close of business on the Closing Date (the "Acquired Portfolio Shareholders"), on a pro rata basis, the Acquiring Portfolio Shares of the same class received by the Acquired Portfolio pursuant to paragraph 1.1, and will completely liquidate. Such distribution and liquidation will be accomplished, with respect to the Acquired Portfolio's shares, by the transfer of the Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of Class S Acquiring Portfolio Shares to be so credited to Class S Acquired Portfolio Shareholders shall be equal to the aggregate net asset value of the Acquired Portfolio shares of that same class owned by such shareholders on the Closing Date. All issued and outstanding shares of the Acquired Portfolio will simultaneously be canceled on the books of the Acquired Portfolio.

         1.5. Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio's transfer agent, as defined in paragraph 3.3.

         1.6. Any reporting responsibility of the Acquired Portfolio including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the U.S. Securities and Exchange Commission (the "Commission"), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Portfolio.

2.       VALUATION

         2.1. The value of the Assets shall be the value computed as of immediately after the close of business of the New York Stock Exchange ("NYSE") and after the declaration of any dividends on the Closing Date (such time and date being hereinafter called the "Valuation Date"), using the valuation procedures in the then-current prospectus and statement of additional information with respect to the Acquiring Portfolio, and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.2. The net asset value of a Class S Acquiring Portfolio Share shall be the net asset value per share computed with respect to that class as of the Valuation Date, using the valuation procedures set forth in the Acquiring Portfolio's then-current prospectus and statement of additional information and valuation procedures established by the Acquiring Portfolio's Board of Trustees.

         2.3. The number of the Class S Acquiring Portfolio Shares to be issued (including fractional shares, if any) in exchange for the Acquired Portfolio's Assets shall be determined by dividing the value of the net assets with respect to the Class S shares of the Acquired Portfolio, determined using the same valuation procedures referred to in paragraph 2.1, by the net asset value of an Acquiring Portfolio Share, determined in accordance with paragraph 2.2.

         2.4. All computations of value shall be made by the Acquired Portfolio's designated record keeping agent and shall be subject to review by the Acquiring Portfolio's record keeping agent and by each Fund's respective independent accountants.

3.       CLOSING AND CLOSING DATE

         3.1. The Closing Date shall be October 18, 2003, or such other date as the parties may agree to in writing. All acts taking place at the Closing shall be deemed to take place simultaneously as of immediately after the close of business on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time. The Closing shall be held at the offices of the Acquiring Portfolio or at such other time and/or place as the parties may agree.

         3.2. The Acquired Portfolio shall direct State Street Bank and Trust Company, as custodian for the Acquired Portfolio (the "Custodian"), to deliver, at the Closing, a certificate of an authorized officer stating that (i) the Assets shall have been delivered in proper form to the Acquiring Portfolio within two business days prior to or on the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Portfolio's portfolio securities represented by a certificate or other written instrument shall be presented by the Acquired Portfolio Custodian to the custodian for the Acquiring Portfolio for examination no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Portfolio as of the Closing Date for the account of the Acquiring Portfolio duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. The Custodian shall deliver, as of the Closing Date by Date by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the "1940 Act")) in which the Acquired Portfolio's Assets are deposited, the Assets that are deposited with such depositories. The cash to be transferred by the Acquired Portfolio shall be delivered by wire transfer of federal funds on the Closing Date.

         3.3. The Acquired Portfolio shall direct DST Systems, Inc. (the "Transfer Agent"), on behalf of the Acquired Portfolio, to deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Acquired Portfolio Shareholders and the number and percentage ownership of outstanding Class S shares owned by each such shareholder immediately prior to the Closing. The Acquiring Portfolio shall issue and deliver a confirmation evidencing the Acquiring Portfolio Shares to be credited on the Closing Date to the Secretary of the Acquiring Portfolio, or provide evidence satisfactory to the Acquired Portfolio that such Acquiring Portfolio Shares have been credited to the Acquired Portfolio's account on the books of the Acquiring Portfolio. At the Closing each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as such other party or its counsel may reasonably request.

         3.4. In the event that on the Valuation Date (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees, respectively, accurate appraisal of the value of the net assets of the Acquiring Portfolio or the Acquired Portfolio, respectively, is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

4.       REPRESENTATIONS AND WARRANTIES

         4.1. The Trust on behalf of the Acquired Portfolio, represents and warrants as follows:

         (a) The Acquired Portfolio is duly organized as a series of the Trust which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust ("Declaration of Trust") to own all of its Assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Portfolio under the Securities Act of 1933, as amended ("1933 Act"), is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act") and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Trust, on behalf of the Acquired Portfolio will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, the Trust, on behalf of the Acquiring Portfolio will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act, other than as disclosed to the Acquiring Portfolio;

         (f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust on behalf of the Acquired Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust, on behalf of the Acquired Portfolio is a party or by which it is bound;

         (g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement and certain investment contracts, including options, futures, and forward contracts) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date;

         (h) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquiring Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Acquired Portfolio, or any of its properties or assets that, if adversely determined, would materially and adversely affect the Acquired Portfolio's financial condition or the conduct of its business. The Trust, on behalf of the Acquired Portfolio, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Portfolio's business or the Acquired Portfolio's ability to consummate the transactions herein contemplated;

         (i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Portfolio of Investments of the Acquired Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent accountants, and are in accordance with generally accepted accounting principles ("GAAP") consistently applied, and such statements (copies of which have been furnished to the Acquiring Portfolio) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (j) Since December 31, 2002, there has not been any material adverse change in the Acquired Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Portfolio. For the purposes of this subparagraph (j), a decline in net asset value per share of the Acquired Portfolio due to declines in market values of securities in the Acquired Portfolio's portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change;

         (k) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquired Portfolio's knowledge, no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (l) For each taxable year of its operation (including the taxable year ending on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been (or will be) eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed all of its investment company taxable income and net capital gain (as defined in the Code) that has accrued through the Closing Date, and before the Closing Date will have declared dividends sufficient to distribute all of its investment company taxable income and net capital gain for the period ending on the Closing Date;

         (m) All issued and outstanding shares of the Acquired Portfolio are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by the Trust and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. All of the issued and outstanding shares of the Acquired Portfolio will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the shares of the Acquired Portfolio, nor is there outstanding any security convertible into any of the Acquired Portfolio shares;

         (n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquired Portfolio, and, subject to the approval of the shareholders of the Acquired Portfolio, this Agreement will constitute a valid and binding obligation of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (o) The information to be furnished by the Acquired Portfolio for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the National Association of Securities Dealers, Inc.), which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations thereunder applicable thereto; and

         (p) The proxy statement of the Acquired Portfolio (the "Proxy Statement") to be included in the Registration Statement, insofar as it relates to the Acquired Portfolio, will, on the effective date of the Registration Statement and on the Closing Date (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement and the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

         4.2. The Trust, on behalf of the Acquiring Portfolio, represents and warrants as follows:

         (a) The Acquiring Portfolio is duly organized as a series of the Trust, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts with power under the Trust's Declaration of Trust to own all of its properties and assets and to carry on its business as it is now being conducted;

         (b) The Trust is a registered investment company classified as a management company of the open-end type, and its registration with the Commission as an investment company under the 1940 Act and the registration of shares of the Acquiring Portfolio under the 1933 Act, is in full force and effect;

         (c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

         (d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three years previous to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading;

         (e) On the Closing Date, the Acquiring Portfolio will have good and marketable title to the Acquiring Portfolio's assets, free of any liens of other encumbrances, except those liens or encumbrances as to which the Acquired Portfolio has received notice and necessary documentation at or prior to the Closing;

         (f) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of the Trust's Declaration of Trust or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust, on behalf of the Acquiring Portfolio, is a party or by which it is bound, or (ii) the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Trust on behalf of the Acquiring Portfolio, is a party or by which it is bound;

         (g) Except as otherwise disclosed in writing to and accepted by the Trust, on behalf of the Acquired Portfolio, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to its knowledge, threatened against the Trust, on behalf of the Acquiring Portfolio, or any of the Acquiring Portfolio's properties or assets that, if adversely determined, would materially and adversely affect the Acquiring Portfolio's financial condition or the conduct of its business. The Trust on behalf of the Acquiring Portfolio knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Portfolio's business or the Acquiring Portfolio's ability to consummate the transactions herein contemplated;

         (h) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Portfolio of Investments of the Acquiring Portfolio as of December 31, 2002 have been audited by KPMG LLP, independent accountants, and are in accordance with GAAP consistently applied, and such statements (copies of which have been furnished to the Acquired Portfolio) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein;

         (i) Since December 31, 2002, there has not been any material adverse change in the Acquiring Portfolio's financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquiring Portfolio of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Portfolio. For purposes of this subparagraph
(i), a decline in net asset value per share of the Acquiring Portfolio due to declines in market values of securities in the Acquiring Portfolio's portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio, shall not constitute a material adverse change;

         (j) On the Closing Date, all Federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquiring Portfolio required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all Federal and other taxes shown as due or required to be shown as due on said returns and reports shall have been paid or provision shall have been made for the payment thereof, and to the best of the Acquiring Portfolio's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns;

         (k) For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of the Code for qualification as a regulated investment company, has complied (or will comply) with the applicable diversification requirements imposed by Subchapter L of the Code, has been eligible to (or will be eligible to) and has computed (or will compute) its federal income tax under Section 852 of the Code, and has distributed all of its investment company taxable income and net capital gain (as defined in the Code) for periods ending prior to the Closing Date;

         (l) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio) and have been offered and sold in every state and the District of Columbia in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares;

         (m) The execution, delivery and performance of this Agreement will have been fully authorized prior to the Closing Date by all necessary action, if any, on the part of the Trustees of the Trust on behalf of the Acquiring Portfolio and this Agreement will constitute a valid and binding obligation of the Trust, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors' rights and to general equity principles;

         (n) Acquiring Portfolio Shares to be issued and delivered to the Acquired Portfolio, for the account of the Acquired Portfolio Shareholders, pursuant to the terms of this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Portfolio Shares, and will be fully paid and non-assessable (recognizing that, under Massachusetts law, it is theoretically possible that shareholders of the Acquiring Portfolio could, under certain circumstances, be held personally liable for obligations of the Acquiring Portfolio);

         (o) The information to be furnished by the Trust for use in the registration statements, proxy materials and other documents that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with Federal securities and other laws and regulations applicable thereto; and

         (p) That insofar as it relates to the Acquiring Portfolio, the Registration Statement relating to the Acquiring Portfolio Shares issuable hereunder, and the proxy materials of the Acquired Portfolio to be included in the Registration Statement, and any amendment or supplement to the foregoing, will, from the effective date of the Registration Statement through the date of the meeting of shareholders of the Acquired Portfolio contemplated therein (i) not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading provided, however, that the representations and warranties in this subparagraph (p) shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Portfolio for use therein, and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

5.       COVENANTS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         5.1. The Acquiring Portfolio and the Acquired Portfolio each will operate its business in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable.

         5.2. The Trust will call a meeting of the shareholders of the Acquired Portfolio to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

         5.3. The Acquired Portfolio covenants that the Class S Acquiring Portfolio Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

         5.4. Subject to the provisions of this Agreement, the Acquiring Portfolio and the Acquired Portfolio will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

         5.5. As soon as is reasonably practicable after the Closing, the Acquired Portfolio will make a liquidating distribution to its shareholders consisting of the Class S Acquiring Portfolio Shares received at the Closing.

         5.6. The Acquiring Portfolio and the Acquired Portfolio shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

         5.7. The Trust, on behalf of the Acquired Portfolio, covenants that the Trust will, from time to time, as and when reasonably requested by the Acquiring Portfolio, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the Trust, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust's, on behalf of the Acquired Portfolio's, title to and possession of the Acquiring Portfolio Shares to be delivered hereunder, and (b) Trust's, on behalf of the Acquiring Portfolio's, title to and possession of all the assets, and to carry out the intent and purpose of this Agreement.

         5.8. The Acquiring Portfolio will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

6.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

         The obligations of the Trust, on behalf of the Acquired Portfolio, to consummate the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust, on behalf of the Acquiring Portfolio, of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

         6.1. All representations and warranties of the Trust, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         6.2. The Acquiring Portfolio shall have delivered to the Acquired Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquiring Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquired Portfolio shall reasonably request;

         6.3. The Trust, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquiring Portfolio, on or before the Closing Date; and

         6.4. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.       CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

         The obligations of the Trust, on behalf of the Acquiring Portfolio, to complete the transactions provided for herein shall be subject, at the Trust's election, to the performance by the Trust on behalf of the Acquired Portfolio of all of the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

         7.1. All representations and warranties of the Trust, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date;

         7.2. The Trust shall have delivered to the Acquiring Portfolio a statement of the Acquired Portfolio's assets and liabilities, as of the Closing Date, certified by the Treasurer of the Trust;

         7.3 The Acquired Portfolio shall have delivered to the Acquiring Portfolio a certificate executed in its name by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Portfolio and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Portfolio made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement and as to such other matters as the Acquiring Portfolio shall reasonably request;

         7.4. The Trust, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust, on behalf of the Acquired Portfolio, on or before the Closing Date;

         7.5. The Acquired Portfolio and the Acquiring Portfolio shall have agreed on the number of full and fractional Acquiring Portfolio Shares of Class S to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1; and

         7.6. The Acquired Portfolio shall have declared and paid a distribution or distributions prior to the Closing that, together with all previous distributions, shall have the effect of distributing to its shareholders (i) all of its investment company taxable income and all of its net realized capital gains, if any, for the period from the close of its last fiscal year to 4:00 p.m. Eastern time on the Closing; and (ii) any undistributed investment company taxable income and net realized capital gains from any period to the extent not otherwise already distributed.

8. FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

         If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Trust, on behalf of the Acquired Portfolio, or the Trust, on behalf of the Acquiring Portfolio, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

         8.1. The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Portfolio in accordance with the provisions of the Trust's Declaration of Trust, By-Laws, applicable Massachusetts law and the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Portfolio. Notwithstanding anything herein to the contrary, the Trust may not waive the conditions set forth in this paragraph 8.1 on behalf of the Acquired Portfolio or the Acquiring Portfolio;

         8.2. On the Closing Date no action, suit or other proceeding shall be pending or, to the Trust's knowledge, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein;

         8.3. All consents of other parties and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions;

         8.4. The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act; and

         8.5. The parties shall have received the opinion of Dechert addressed to the Trust substantially to the effect that, based upon certain facts, assumptions, and representations, the transaction contemplated by this Agreement shall constitute a tax-free reorganization for Federal income tax purposes. The delivery of such opinion is conditioned upon receipt by Dechert of representations it shall request of the Trust. Notwithstanding anything herein to the contrary, the Trust may not waive the condition set forth in this paragraph 8.5.

9.       BROKERAGE FEES AND EXPENSES

         9.1. The Trust, on behalf of the Acquiring Portfolio and the Acquired Portfolio, represents and warrants that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

         9.2. The expenses relating to the proposed Reorganization will be shared so that (1) half of such costs are borne by the investment adviser to the Acquired and Acquiring Portfolios, and (2) half are borne by the Acquired and Acquiring Portfolios and will be paid by the Acquired Portfolio and Acquiring Portfolio pro rata based upon the relative net assets of the Acquired Portfolio and Acquiring Portfolio as of the close of business on the record date for determining the shareholders of the Acquired Portfolio entitled to vote on the Reorganization. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, preparation of the Registration Statement, printing and distributing the Acquiring Portfolio's prospectus and the Acquired Portfolio's proxy materials, legal fees, accounting fees, securities registration fees, and expenses of holding shareholders' meetings. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another person of such expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of Section 851 of the Code.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

         10.1. The Trust agrees that it has not made any representation, warranty or covenant not set forth herein and that this Agreement constitutes the entire agreement between the parties.

         10.2. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder. The covenants to be performed after the Closing shall survive the Closing.

11.      TERMINATION

         This Agreement may be terminated and the transactions contemplated hereby may be abandoned by either party by (i) mutual agreement of the parties, or (ii) by either party if the Closing shall not have occurred on or before January 31, 2004, unless such date is extended by mutual agreement of the parties, or (iii) by either party if the other party shall have materially breached its obligations under this Agreement or made a material and intentional misrepresentation herein or in connection herewith. In the event of any such termination, this Agreement shall become void and there shall be no liability hereunder on the part of any of the parties including the Trust or its Trustees or officers, except for any such material breach or intentional misrepresentation, as to each of which all remedies at law or in equity of the party adversely affected shall survive.

12.      AMENDMENTS

         This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Trust; provided, however, that following the meeting of the shareholders of the Acquired Portfolio called by the Trust pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of the Class S Acquiring Portfolio Shares to be issued to the Acquired Portfolio Shareholders under this Agreement to the detriment of such shareholders without their further approval.

13.      NOTICES

         Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed to the Trust, 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034, attn: Kimberly
A. Anderson, with a copy to Dechert LLP, 1775 I Street, N.W., Washington, D.C. 20006, attn: Jeffrey S. Puretz.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF
         LIABILITY

         14.1. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

         14.2. This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

         14.3. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

         14.4. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

         14.5. It is expressly agreed that the obligations of the parties hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of such party, as provided in the Declaration of Trust of the Trust. The execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of such party as provided in the Declaration of Trust.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its President or Vice President and its seal to be affixed thereto and attested by its Secretary or Assistant Secretary.

                                           ING VARIABLE PRODUCTS TRUST on behalf
                                           of its ING VP LARGE COMPANY VALUE
                                           PORTFOLIO

Attest:

_________________________________          By: _________________________________
Secretary

                                           Its: ________________________________

                                           ING VARIABLE PRODUCTS TRUST
                                           on behalf of its ING VP MAGNACAP
                                           PORTFOLIO

Attest:

_________________________________          By: _________________________________
Secretary

                                           Its: ________________________________

                                                                      APPENDIX C

           ADDITIONAL INFORMATION REGARDING ING VP MAGNACAP PORTFOLIO

                             ("MAGNACAP PORTFOLIO")

                                SHAREHOLDER GUIDE

ABOUT YOUR INVESTMENT

         The Portfolios are available only to serve as investment options under variable annuity contracts or variable life insurance policies issued by insurance companies that are part of the ING Group of companies. Shares of the Portfolios may be sold in the future to insurance companies that are not affiliated with ING Group.

         ING Funds Distributor, LLC, the Distributor for the Trust, also offers directly to the public other ING funds that have similar names, investment objectives and strategies as those of the Portfolios offered by this Prospectus. You should be aware that the Portfolios are likely to differ from these other ING funds in size and cash flow pattern. Accordingly, the performance of these Portfolios can be expected to vary from those of the other funds.

         You do not buy, sell or exchange shares of the Portfolios. You choose investment options through your annuity contract or life insurance policy.

         The insurance company that issued your variable annuity contract or life insurance policy is responsible for investing in the Portfolios according to the investment options you've chosen. You should consult your variable contract prospectus for additional information about how this works.

         The Trust currently does not foresee any disadvantages to investors if the Trust serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is possible that the interests of owners of variable annuity contracts and variable insurance policies for which the Trust serves as an investment medium might at some time be in conflict because of differences in tax treatment or other considerations. The Board of Trustees intends to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in the Trust might be required to redeem the investment of one or more of its separate accounts from the Trust, which might force the Trust to sell securities at disadvantageous prices.

         The Trust may discontinue offering shares of any Portfolio at any time. If a Portfolio is discontinued, any allocation to that Portfolio will be allocated to another Portfolio that the Board of Trustees believes is suitable, as long as any required regulatory standards are met.

MANAGEMENT OF MAGNACAP PORTFOLIO

         INVESTMENT ADVISER. ING Investments, LLC ("ING Investments" of "ING") an Arizona limited liability company, serves as the investment adviser to MagnaCap Portfolio. ING Investments has overall responsibility for management of MagnaCap Portfolio. ING Investments has engaged a Sub-Adviser to provide the day-to-day management of the MagnaCap Fund's portfolio. Under the terms of the sub-advisory agreement, the agreement can be terminated by either ING Investments or the Board of Trustees of the Fund. In the event the sub-advisory agreement is terminated, the Sub-Adviser may be replaced subject to any regulatory requirements or ING Investments may assume day-to-day investment management of the Fund. ING Investments is responsible for monitoring the investment program and performance of the Sub-Adviser as well as the custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. As of May 31, 2003, ING Investments managed over $34.6 billion in assets.

         SUB-ADVISER. Aeltus Investment Management, Inc. ("ING Aeltus"), a registered investment adviser, is responsible for providing the day-to-day management of MagnaCap Fund. ING Aeltus is an indirect, wholly-owned subsidiary of ING Groep, N.V. (NYSE:ING) ("ING Group") and an affiliate of ING Investments. ING Aeltus has been managing client assets for more than a quarter century and as of May 31, 2003, managed over $41 billion in assets.

         MagnaCap Fund has been managed by a team of investment professionals led by William F. Coughlin since April 2003. William F. Coughlin, Portfolio Manager, joined ING in April 2003. Prior to joining ING, Mr. Coughlin was Chief Investment Officer and a principal of Delta Capital Management LLC since 1998. Before joining Delta Capital Management LLC, he was a Managing Director at Scudder Kemper Investments, and its predecessor firm, Dreman Value Advisors.

         PARENT COMPANY AND DISTRIBUTOR. ING Investments and ING Funds Distributor, LLC (the "Distributor") are indirect, wholly owned subsidiaries of ING Group. ING Group is a global financial institution active in the fields of insurance, banking and asset management in more than 65 countries, with over 100,000 employees.

SERVICE FEES-CLASS S SHARES

         The Trust has adopted a Shareholder Services Plan (the Plan) for the Class S shares of each Portfolio. The Plan allows the Trust's Administrator, ING Funds Services, LLC, to use payments under the Plan to make payments to insurance companies, broker-dealers or other financial intermediaries that provide services relating to Class S shares and their shareholders including variable contract owners with interests in the portfolios. Services that may be provided under the Plan include, among other things, providing information about the Portfolios and delivering Portfolio documents. Under the Plan, a Portfolio makes payments at an annual rate of 0.25% of the Portfolio's average daily net assets attributable to its Class S shares.

DETERMINATION OF NET ASSET VALUE

         The NAV per share of the Portfolio is determined each business day as of the close of trading on the New York Stock Exchange (usually at 4:00 p.m. Eastern Time). The NAV per share is calculated by taking the value of the Portfolio's assets, subtracting the Portfolio's liabilities, and dividing by the number of shares of that class that are outstanding. Please note that foreign securities may trade in their primary markets on weekends or other days when the Portfolio does not price its shares. Therefore, the value of the Portfolio's investments (if the Portfolio holds foreign securities) may change on days when you will not be able to reallocate between investment options.

         In general, assets are valued based on actual or estimated market value, with special provisions for assets not having readily available market quotations, and short-term debt securities, and for situations where market quotations are deemed unreliable. Short-term debt securities having a maturity of 60 days or less are valued at amortized cost, unless the amortized cost does not approximate market value. Securities prices may be obtained from automated pricing services. When market quotations are not readily available or are deemed unreliable, securities are valued at their fair value as determined in good faith under the supervision of the Board of Trustees. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations.

         When a participating insurance company is buying shares, it will pay the NAV that is next calculated after its order is received in proper form. When a participating insurance company is selling shares, it will normally receive the NAV that is next calculated after its order is received in proper form.

PRIVACY POLICY

         The Portfolio has adopted a policy concerning investor privacy. To review the privacy policy, contact a Shareholder Services Representative at 1-800-992-0180 and select Option 1 or obtain a policy over the internet at www.ingfunds.com.

PORTFOLIO EARNINGS AND YOUR TAXES

         Each Portfolio distributes virtually all of its net investment income and net capital gains to shareholders in the form of dividends. The Portfolios declare and pay dividends quarterly, with the exception of the High Yield Bond Portfolio, which declares dividends daily and pays dividends quarterly.

         As a contract owner invested in a Portfolio, you are entitled to a share of the income and capital gains that the Portfolio distributes. The amount you receive is based on the number of shares you own.

         Each Portfolio intends to elect to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If each Portfolio qualifies as a "regulated investment company" and complies with the appropriate provisions of the Code, each Portfolio will be relieved of federal income tax on the amounts distributed.

         In order for the separate accounts to comply with regulations under
Section 817(h) of the Code, each Portfolio will diversify its investments so that on the last day of each quarter of a calendar year, no more than 55% of the value of each separate account's proportionate share of the assets owned by each of the regulated investment companies in which it owns shares is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

         Since the sole shareholders of the Portfolios will be separate accounts, no discussion is included herein as to the federal income tax consequences at the shareholder level. For information concerning the federal income tax consequences to purchasers of the policies, see the attached prospectus for the policy.

         You should consult the variable contract prospectus or offering memorandum along with your tax advisor for information as to how investing in variable portfolios affects your personal tax situation.

                              FINANCIAL HIGHLIGHTS

         The information in the table below has been derived from ING VP MagnaCap Portfolio's financial statements, which have been audited by KPMG LLP, independent auditors.

                                                                                         CLASS S
                                                                     --------------------------------------------
                                                                        YEAR                           PERIOD
                                                                        ENDED                          ENDED
                                                                     DECEMBER 31,                    DECEMBER 31,
                                                                        2002                           2001(1)
                                                                        ----                           -------
PER SHARE OPERATING PERFORMANCE:
   Net asset value, beginning of period                              $    8.98                          9.59
   Income from investment operations:
   Net investment income                                             $    0.07                          0.05
   Net realized and unrealized loss on investments                   $   (2.13)                        (0.60)
   Total from investment operations                                  $   (2.06)                        (0.55)
   Less distributions from:
   Net investment income                                             $    0.07                          0.06
   Total distributions                                               $    0.07                          0.06
   Net asset value, end of period                                    $    6.85                          8.98
TOTAL RETURN(2)                                                      %  (22.99)                        (5.75)

RATIOS AND SUPPLEMENTAL DATA:
   Net assets, end of period (000's)                                 $  12,843                         5,854
   Ratio of expenses to average net assets after expense
     reimbursement(3)(4)                                             %    1.10                          1.10
   Ratio of expenses to average net assets prior to expense
     reimbursement(3)                                                %    1.45                          1.53
   Ratio of net investment income to average net assets
     after expense reimbursement(3)(4)                               %    1.01                          1.13
   Portfolio turnover rate                                           %      47                            72

------------------
(1) The Portfolio commenced offering of Class S shares on May 7, 2001.

(2) Assumes dividends have been reinvested and does not reflect the effect of contract insurance charges. Total return for periods less than one year are not annualized.

(3) Annualized for periods less than one year.

(4) The Investment Manager has agreed to limit expenses (excluding interest, taxes, brokerage and extraordinary expenses) subject to possible recoupment by ING Investments, LLC within three years.

                                                                      APPENDIX D

           SECURITY OWNERSHIP OF CERTAIN BENEFICIAL AND RECORD OWNERS

         The following tables provide information about the persons or entities who, to the knowledge of each Portfolio, owned beneficially or of record 5% or more of any class of that Portfolio's outstanding shares as of August 12, 2003:

ING VP LARGE COMPANY VALUE PORTFOLIO

--------------------------------------------------------------------------------------------------
                                                                                   PERCENTAGE OF
                                                                                COMBINED PORTFOLIO
NAME AND ADDRESS OF       PERCENT OF CLASS OF SHARES    PERCENTAGE OF                AFTER THE
    SHAREHOLDER              AND TYPE OF OWNERSHIP        PORTFOLIO               REORGANIZATION*
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

ING VP MAGNACAP PORTFOLIO

--------------------------------------------------------------------------------------------------
                                                                                   PERCENTAGE OF
                                                                                COMBINED PORTFOLIO
NAME AND ADDRESS OF       PERCENT OF CLASS OF SHARES    PERCENTAGE OF                AFTER THE
    SHAREHOLDER              AND TYPE OF OWNERSHIP        PORTFOLIO               REORGANIZATION*
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

---------------
* On a pro forma basis, assuming that the value of the shareholder's interest in the Portfolio on the date of consummation of the Reorganization is the same as on August 12, 2003.

                                     PART B

                           ING VARIABLE PRODUCTS TRUST

                       Statement of Additional Information

                                 August 29, 2003

Acquisition of the Assets and Liabilities of:           By and in Exchange for Shares of:
ING VP Large Company Value Portfolio                    ING VP MagnaCap Portfolio (a series of ING
(a series of Variable Products Trust)                   (a series of ING Variable Products Trust)
7337 East Doubletree Ranch Road                         7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034                          Scottsdale, Arizona 85258-2034

This Statement of Additional Information is available to the shareholders of ING VP Large Company Value Portfolio in connection with a proposed transaction whereby all of the assets and liabilities of ING VP Large Company Value Portfolio, a series of ING Variable Products Trust, will be transferred to ING VP MagnaCap Portfolio, a series of ING Variable Products Trust, in exchange for shares of ING VP MagnaCap Portfolio.

This Statement of Additional Information of ING Variable Products Trust consists of this cover page and the following documents, each of which was filed electronically with the U.S. Securities and Exchange Commission and is incorporated by reference herein:

1. The Statement of Additional Information for ING VP Large Company Value Portfolio and ING VP MagnaCap Portfolio, dated May 1, 2003, as filed on April 28, 2003.

2. The Financial Statements of ING VP Large Company Value Portfolio and ING VP MagnaCap Portfolio are included in the Annual Report of ING Variable Products Trust dated December 31, 2002, as filed on March 4, 2003.

This Statement of Additional Information is not a prospectus. A Prospectus/Proxy Statement dated April 29, 2003 relating to the Reorganization of ING VP Large Company Value Portfolio may be obtained, without charge, by writing to the ING Funds at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 or calling 1-800-992-0180. This Statement of Additional Information should be read in conjunction with the Prospectus/Proxy Statement.

PRO FORMA FINANCIAL STATEMENTS

         Shown below are financial statements for each Portfolio and pro forma financial statements for the combined Portfolio, assuming the Reorganization is consummated, as of December 31, 2002. The first table presents Statements of Assets and Liabilities for each Portfolio and estimated pro forma figures for the combined Portfolio. The second table presents Statements of Operations for each Portfolio and estimated pro forma figures for the combined Portfolio. The third table presents Portfolio of Investments for each Portfolio and estimated pro forma figures for the combined Portfolio. The tables are followed by the Notes to the Pro Forma Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES AS OF DECEMBER 31, 2002

                                                                              ING
                                                               ING          VP LARGE
                                                           VP MAGNACAP    COMPANY VALUE    PRO FORMA         PRO FORMA
                                                            PORTFOLIO       PORTFOLIO     ADJUSTMENTS         COMBINED
                                                           -------------------------------------------------------------
ASSETS:
Investments in securities, at value*                       $16,986,136    $   1,320,628                     $ 18,306,764
Short-term investments, at amortized cost                      711,000           65,000                          776,000
Cash                                                               633              330                              963
Receivables:
     Fund shares sold                                            1,692              651                            2,343
     Dividends and interest                                     40,537            3,224                           43,761
Prepaid expenses                                                   105                -                              105
Reimbursement due from manager                                   5,209                -                            5,209
                                                           -------------------------------------------------------------
     Total assets                                           17,745,312        1,389,833             -         19,135,145
                                                           -------------------------------------------------------------

LIABILITIES:
Payable for fund shares redeemed                                 7,821                -                            7,821
Payable to affiliates                                           14,961            2,158                           17,119
Other accrued expenses and liabilities                          10,987           21,288                           32,275
                                                           -------------------------------------------------------------
     Total liabilities                                          33,769           23,446             -             57,215
                                                           -------------------------------------------------------------
NET ASSETS                                                 $17,711,543    $   1,366,387   $         -       $ 19,077,930
                                                           =============================================================

NET ASSETS CONSIST OF:
Paid-in capital                                            $21,685,135    $   1,668,504                     $ 23,353,639
Undistributed net investment loss                               (1,439)          (2,821)                          (4,260)
Accumulated net realized loss on investments and
  foreign currencies                                          (897,632)         (60,647)                        (958,279)
Net unrealized depreciation of investments and
  foreign currencies                                        (3,074,521)        (238,649)                      (3,313,170)
                                                           -------------------------------------------------------------
NET ASSETS                                                 $17,711,543    $   1,366,387   $         -       $ 19,077,930
                                                           =============================================================

*Cost of securities                                        $20,060,657    $   1,559,277   $         -       $ 21,619,934

CLASS R:
     Net Assets                                            $ 4,868,494            n/a                       $  4,868,494
     Shares outstanding                                        714,226            n/a                            714,226
     Net asset value and redemption price per share        $      6.82            n/a                       $       6.82

CLASS S:
     Net Assets                                            $12,843,049    $   1,366,387                     $ 14,209,436
     Shares outstanding                                      1,875,537          172,416        27,057 (A)      2,075,010
     Net asset value and redemption price per share        $      6.85    $        7.92                     $       6.85

(A) Reflects new shares issued, net of retired shares of VP Large Company Value Portfolio. (Calculation: Net Assets / NAV per share)

                   See Accompanying Notes to Final Statements

STATEMENTS OF OPERATIONS
FOR YEAR ENDED DECEMBER 31, 2002

                                                                               ING
                                                               ING          VP LARGE
                                                           VP MAGNACAP    COMPANY VALUE    PRO FORMA         PRO FORMA
                                                            PORTFOLIO       PORTFOLIO     ADJUSTMENTS         COMBINED
                                                           -------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                                  $   261,758    $      22,529                     $    284,287
Interest                                                        26,330            2,514                           28,844
                                                           -------------------------------------------------------------
     Total investment income                                   288,088           25,043             -            313,131
                                                           -------------------------------------------------------------

EXPENSES:
 Investment advisory fees                                      102,228            8,906                          111,134
 Distribution and service fees:
      Class S                                                   25,425            2,969                           28,394
 Transfer agent fees:
      Class R                                                    3,591                -                            3,591
      Class S                                                   10,432            7,483        (6,000) A          11,915
 Administrative and service fees                                13,630            1,188                           14,818
 Custodian and fund accounting fees                             14,244            2,860                           17,104
 Shareholder reporting expense                                   5,628            4,110                            9,738
 Registration fees                                                   9                -            (4) A               5
 Professional fees                                              11,991            7,720        (3,088) A          16,623
 Trustee fees                                                      541              747                            1,288
 Insurance expense                                                 246               27                              273
 Miscellaneous expense                                             582              768                            1,350
 Organization fees                                                   -            5,371        (5,371)                 -
                                                           -------------------------------------------------------------
     Total expenses                                            188,547           42,149       (14,463)           216,233
Less:
     Net waived and reimbursed fees                             45,577           29,033       (12,595) A          62,015
                                                           -------------------------------------------------------------
     Net expenses                                              142,970           13,116        (1,868)           154,218
                                                           -------------------------------------------------------------
Net investment income                                          145,118           11,927         1,868            158,913
                                                           -------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
     ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized loss on investments                              (726,298)         (54,063)                        (780,361)
Net change in unrealized depreciation of investments        (3,062,141)        (268,118)                      (3,330,259)
                                                           -------------------------------------------------------------
     Net realized and unrealized loss on investments        (3,788,439)        (322,181)                      (4,110,620)
                                                           -------------------------------------------------------------
DECREASE IN NET ASSETS RESULTING
     FROM OPERATIONS                                       $(3,643,321)   $    (310,254)  $     1,868       $ (3,951,707)
                                                           =============================================================

(A) Reflects adjustment in expenses due to elimination of duplicative services.

                   See Accompanying Notes to Final Statements

PORTFOLIOS OF INVESTMENTS AS OF DECEMBER 31, 2002

 ING VP         ING VP                                                                   ING VP           ING VP
MAGNACAP  LARGE COMPANY VALUE  PRO FORMA                                                MAGNACAP    LARGE COMPANY VALUE   PRO FORMA
 SHARES         SHARES          SHARES     COMMON STOCK: 95.96%                          VALUE            VALUE             VALUE
 ------         ------          ------     --------------------                          -----            -----             -----
                                           AGRICULTURE: 0.15%
  1,387             68            1,455    Monsanto Co.                                $   26,700       $  1,309         $   28,009
                                                                                       --------------------------------------------
                                                                                           26,700          1,309             28,009
                                                                                       --------------------------------------------
                                           COMMERCIAL SERVICES: 3.25%
 54,900          4,200           59,100 @  Cendant Corp.                                  575,352         44,016            619,368
                                                                                       --------------------------------------------
                                                                                          575,352         44,016            619,368
                                                                                       --------------------------------------------
                                           COMPUTERS: 4.78%
 69,500          5,500           75,000 @  EMC Corp.-Mass.                                426,730         33,770            460,500
 24,506          1,506           26,012    Hewlett-Packard Co.                            425,424         26,144            451,568
                                                                                       --------------------------------------------
                                                                                          852,154         59,914            912,068
                                                                                       --------------------------------------------
                                           COSMETICS/PERSONAL CARE: 1.05%
  3,900            300            4,200    Kimberly-Clark Corp.                           185,133         14,241            199,374
                                                                                       --------------------------------------------
                                                                                          185,133         14,241            199,374
                                                                                       --------------------------------------------
                                           DIVERSIFIED FINANCIAL SERVICES: 7.13%
 10,900          1,000           11,900    Alliance Capital Management Holding LP         337,900         31,000            368,900
 14,900          1,200           16,100    Citigroup, Inc.                                524,331         42,228            566,559
  9,800            900           10,700    Morgan Stanley                                 391,216         35,928            427,144
                                                                                       --------------------------------------------
                                                                                        1,253,447        109,156          1,362,603
                                                                                       --------------------------------------------
                                           ELECTRIC: 0.68%
 37,800          2,800           40,600 @  Reliant Resources, Inc.                        120,960          8,960            129,920
                                                                                       -------------------------------------------
                                                                                          120,960          8,960            129,920
                                                                                       --------------------------------------------
                                           ELECTRICAL COMPONENTS & EQUIPMENT: 1.55%
  5,500            300            5,800    Emerson Electric Co.                           279,675         15,255            294,930
                                                                                       --------------------------------------------
                                                                                          279,675         15,255            294,930
                                                                                       --------------------------------------------


 ING VP         ING VP                                                                     ING VP          ING VP
MAGNACAP  LARGE COMPANY VALUE PRO FORMA                                                   MAGNACAP    LARGE COMPANY VALUE  PRO FORMA
 SHARES         SHARES         SHARES                                                       VALUE           VALUE            VALUE
 ------         ------         ------                                                       -----           -----            -----
                                           FOOD: 1.30%
 9,800            700          10,500      Sara Lee Corp.                                   220,598         15,757         236,355
     -            134             134   @  Del Monte Foods Co.                                    -          1,031           1,031
     -            300             300      HJ Heinz Co.                                           -          9,861           9,861
                                                                                        ------------------------------------------
                                                                                            220,598         26,649         247,247
                                                                                        ------------------------------------------

                                           FOREST PRODUCTS & PAPER:
                                           3.11%
 4,300            300           4,600      Bowater, Inc.                                    180,385         12,585         192,970
 6,900            500           7,400      MeadWestvaco Corp.                               170,499         12,355         182,854
 4,600            300           4,900      Temple-Inland, Inc.                              206,126         13,443         219,569
                                                                                        ------------------------------------------
                                                                                            557,010         38,383         595,393
                                                                                        ------------------------------------------

                                           HEALTHCARE-SERVICES: 2.50%
 5,600            500           6,100   @  Tenet Healthcare Corp.                            91,840          8,200         100,040
 5,000            300           5,300   @  WellPoint Health Networks                        355,800         21,348         377,148
                                                                                        ------------------------------------------
                                                                                            447,640         29,548         477,188
                                                                                        ------------------------------------------

                                           INSURANCE: 16.78%
 9,300            500           9,800      Allstate Corp.                                   344,007         18,495         362,502
 3,200            200           3,400      American Intl. Group                             185,120         11,570         196,690
 5,500            300           5,800      Chubb Corp.                                      287,100         15,660         302,760
14,900          1,100          16,000      Cigna Corp.                                      612,688         45,232         657,920
 9,400            800          10,200      Hartford Financial Services
                                           Group, Inc.                                      427,042         36,344         463,386
 8,200            500           8,700      Loews Corp.                                      364,572         22,230         386,802
10,800            900          11,700      St. Paul Cos.                                    367,740         30,645         398,385
27,436          2,143          29,579   @  Travelers Property Casualty
                                           Corp.                                            401,937         31,395         433,332
                                                                                        ------------------------------------------
                                                                                          2,990,206        211,571       3,201,777
                                                                                        ------------------------------------------

                                           MACHINERY-CONSTRUCTION &
                                           MINING: 1.25%
 4,900            300           5,200      Caterpillar, Inc.                                224,028         13,716         237,744
                                                                                        ------------------------------------------
                                                                                            224,028         13,716         237,744
                                                                                        ------------------------------------------

                                           MEDIA: 1.12%
14,900          1,400          16,300   @  AOL Time Warner, Inc.                            195,190         18,340         213,530
                                                                                        ------------------------------------------
                                                                                            195,190         18,340         213,530
                                                                                        ------------------------------------------

                                           MINING: 2.73%
14,850          1,100          15,950      Alcoa, Inc.                                      338,283         25,058         363,341
 8,400          1,000           9,400   @  Freeport-McMoRan Copper &
                                           Gold, Inc.                                       140,952         16,780         157,732
                                                                                        ------------------------------------------
                                                                                            479,235         41,838         521,073
                                                                                        ------------------------------------------


 ING VP         ING VP                                                                    ING VP         ING VP
MAGNACAP  LARGE COMPANY VALUE PRO FORMA                                                  MAGNACAP   LARGE COMPANY VALUE  PRO FORMA
 SHARES         SHARES         SHARES                                                      VALUE          VALUE            VALUE
 ------         ------         ------                                                      -----          -----            -----
                                           MISCELLANEOUS MANUFACTURER:
                                           5.62%
21,200          1,800          23,000      Honeywell Intl., Inc.                            508,800         43,200          552,000
27,910          2,500          30,410   @@ Tyco Intl. Ltd.                                  476,703         42,700          519,403
                                                                                        -------------------------------------------
                                                                                            985,503         85,900        1,071,403
                                                                                        -------------------------------------------

                                           OIL & GAS: 11.80%
 5,500            300           5,800      Amerada Hess Corp.                               302,775         16,515          319,290
10,400            900          11,300      Anadarko Petroleum Corp.                         498,160         43,110          541,270
 6,560            320           6,880      Apache Corp.                                     373,854         18,237          392,091
 3,800            100           3,900      ChevronTexaco Corp.                              252,624          6,648          259,272
 7,530            687           8,217      ConocoPhillips                                   364,377         33,244          397,621
 3,300              -           3,300      GlobalSantaFe Corp.                               80,256              -           80,256
 5,600            300           5,900      Kerr-McGee Corp.                                 248,080         13,290          261,370
                                                                                        -------------------------------------------
                                                                                          2,120,126        131,044        2,251,170
                                                                                        -------------------------------------------

                                           OIL & GAS SERVICES: 0.67%
 6,850              -           6,850      Halliburton Co.                                  128,163              -          128,163
                                                                                        -------------------------------------------
                                                                                            128,163              -          128,163
                                                                                        -------------------------------------------

                                           PHARMACEUTICALS: 7.00%
18,000          1,400          19,400      Bristol-Myers Squibb Co.                         416,700         32,410          449,110
 8,800            900           9,700   @  IVAX Corp.                                       106,744         10,917          117,661
11,200            900          12,100   @  King Pharmaceuticals, Inc.                       192,528         15,471          207,999
 6,500            600           7,100      Pfizer, Inc.                                     198,705         18,342          217,047
 7,700            500           8,200      Pharmacia Corp.                                  321,860         20,900          342,760
                                                                                        -------------------------------------------
                                                                                          1,236,537         98,040        1,334,577
                                                                                        -------------------------------------------

                                           PIPELINES: 0.79%
19,900          1,750          21,650      EL Paso Corp.                                    138,504         12,180          150,684
                                                                                        -------------------------------------------
                                                                                            138,504         12,180          150,684
                                                                                        -------------------------------------------

                                           RETAIL: 7.08%
 9,200            900          10,100      CVS Corp.                                        229,724         22,473          252,197
 9,200            700           9,900   @  Federated Department Stores                      264,592         20,132          284,724
11,900            900          12,800      May Department Stores Co.                        273,462         20,682          294,144
18,200          1,400          19,600      McDonald's Corp.                                 292,656         22,512          315,168
 9,800          1,100          10,900      RadioShack Corp.                                 183,652         20,614          204,266
                                                                                        -------------------------------------------
                                                                                          1,244,086        106,413        1,350,499
                                                                                        -------------------------------------------


 ING VP         ING VP                                                                    ING VP         ING VP
MAGNACAP  LARGE COMPANY VALUE PRO FORMA                                                  MAGNACAP   LARGE COMPANY VALUE  PRO FORMA
 SHARES         SHARES         SHARES                                                      VALUE          VALUE            VALUE
 ------         ------         ------                                                      -----          -----            -----
                                             SAVINGS & LOANS: 1.65%
    8,200           900           9,100      Washington Mutual, Inc.                        283,146         31,077          314,223
                                                                                        -------------------------------------------
                                                                                            283,146         31,077          314,223
                                                                                        -------------------------------------------

                                             SEMICONDUCTORS: 1.50%
   40,500         3,900          44,400   @  Advanced Micro Devices, Inc.                   261,630         25,194          286,824
                                                                                        -------------------------------------------
                                                                                            261,630         25,194          286,824
                                                                                        -------------------------------------------

                                             TELECOMMUNICATIONS: 10.02%
   18,900         1,700          20,600   @  3Com Corp.                                      87,507          7,871           95,378
   49,400         5,000          54,400   @  ADC Telecommunications, Inc.                   103,246         10,450          113,696
   47,300         4,400          51,700   @  AT&T Wireless Services, Inc.                   267,245         24,860          292,105
   97,500         8,800         106,300   @  JDS Uniphase Corp.                             240,825         21,736          262,561
   59,200         6,400          65,600   @  Lucent Technologies, Inc.                       74,592          8,064           82,656
   63,900         6,300          70,200   @  Tellabs, Inc.                                  464,553         45,801          510,354
   13,200         1,100          14,300      Verizon Communications, Inc.                   511,500         42,625          554,125
                                                                                        -------------------------------------------
                                                                                          1,749,468        161,407        1,910,875
                                                                                        -------------------------------------------

                                             TOBACCO: 2.45%
   10,650           900          11,550      Philip Morris Cos., Inc.                       431,645         36,477          468,122
                                                                                        -------------------------------------------
                                                                                            431,645         36,477          468,122
                                                                                        -------------------------------------------

                                             Total Long-Term Investments
                                             (Cost $20,060,657, $1,559,
                                             277,$21,619,934)                            16,986,136      1,320,628       18,306,764
                                                                                        -------------------------------------------

           PRINCIPAL AMOUNT                                                                                VALUE
---------------------------------------                                                 -------------------------------------------
                                             SHORT TERM INVESTMENTS: 4.07%

                                             REPURCHASE AGREEMENT: 4.07%
$ 711,000      $ 65,000       $ 776,000      State Street Bank Repurchase
                                             Agreement dated 12/31/02,
                                             0.800% due 01/02/03,$711,
                                             032, $65,003 to received
                                             upon repurchase
                                             (Collateralized by $660,000
                                             USTN, 4.875% Market Value
                                             $730,125 due 02/15/02 and
                                             $45,000 USTB, 9.875% Market Value          $   711,000    $    65,000      $   776,000
                                             $70,369 due 11/15/15)                      -------------------------------------------

                                             Total Short-Term Investments
                                             (Cost $711,000, $65,000,
                                             $776,000)                                      711,000         65,000          776,000
                                                                                        -------------------------------------------

                                             TOTAL INVESTMENTS IN
                                             SECURITIES (COST $20,771,657
                                             $1,624,277,$22,395,934)           100.03%  $17,697,136    $ 1,385,628      $19,082,764
                                             OTHER ASSETS AND
                                             LIABILITIES-NET                    -0.03%       14,407        (19,241)          (4,834)
                                                                          ---------------------------------------------------------
                                             NET ASSETS                        100.00%  $17,711,543    $ 1,366,387      $19,077,930
                                                                          =========================================================

                                         @   Non-income producing security
                                        @@   Foreign Issuer

NOTES TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1 - BASIS OF COMBINATION:

     On November 22, 2002, the Board of Trustees of ING VP Large Company Value Portfolio ("VP Large Company Value Portfolio") and ING VP MagnaCap Portfolio ("VP MagnaCap Portfolio"), approved an Agreement and Plan of Reorganization (the "Plan") whereby, subject to approval by the shareholders of VP Large Company Value Portfolio, VP MagnaCap Portfolio will acquire all of the assets of the VP Large Company Value Portfolio, be subject to the liabilities of such Portfolio, in exchange for a number of shares of VP MagnaCap Portfolio equal in value to the net assets of the VP Large Company Value Portfolio (the "Merger").

     The Merger will be accounted for as a tax-free merger of investment companies. The unaudited pro forma combined financial statements are presented for the information of the reader and may not necessarily be representative of what the actual combined financial statements would have been had the reorganization occurred at December 31, 2002. The unaudited pro forma portfolio of investments, and statement of assets and liabilities reflect the financial position of VP Large Company Value Portfolio and VP MagnaCap Portfolio at December 31, 2002. The unaudited pro forma statement of operations reflects the results of operations of VP Large Company Value Portfolio and VP MagnaCap Portfolio for the year ended December 31, 2002. These statements have been derived from the Portfolios' respective books and records utilized in calculating daily net asset value at the date indicated above for VP Large Company Value Portfolio and VP MagnaCap Portfolio under generally accepted accounting principles. The historical cost of investment securities will be carried forward to the surviving entity and the results of operations of VP MagnaCap Portfolio for pre-combination periods will not be restated.

     The unaudited pro forma portfolio of investments, and unaudited statement of assets and liabilities and statement of operations should be read in conjunction with the historical financial statements of each Portfolio which are incorporated by reference in the Statements of Additional Information.

NOTE 2 - SECURITY VALUATION:

     Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Portfolio securities reported by NASDAQ will be valued at the NASDAQ official closing price. Securities traded on an exchange or NASDAQ for which there has been no sale and securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. U.S. Government obligations are valued by using market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. All investments quoted in foreign currencies will be valued daily in U.S. Dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by each Portfolio's Custodian. Securities for which market quotations are not readily available are valued at their respective fair values as determined in good faith and in accordance with policies set by the Board of Directors. Investments in securities maturing in less than 60 days are valued at amortized cost, which, when combined with accrued interest, approximates market value.

NOTE 3 - CAPITAL SHARES:

     The unaudited pro forma net asset value per share assumes additional shares of common stock issued in connection with the proposed acquisition of VP Large Company Value Portfolio by VP MagnaCap Portfolio as of December 31, 2002. The number of additional shares issued was calculated by dividing the net asset value of each Class of VP Large Company Value Portfolio by the respective Class net asset value per share of VP MagnaCap Portfolio.

NOTE 4 - UNAUDITED PRO FORMA ADJUSTMENTS:

     The accompanying unaudited pro forma financial statements reflect changes in fund shares as if the merger had taken place on December 31, 2002. VP Large Company Value Portfolio expenses were adjusted assuming VP MagnaCap Portfolio's fee structure was in effect for the year ended December 31, 2002.

NOTE 5 - MERGER COSTS:

     Merger costs are estimated at approximately $62,500 and are not included in the unaudited pro forma statement of operations since these costs are not reoccurring. These costs represent the estimated expense of both Portfolios carrying out their obligations under the Plan and consist of management's estimate of legal fees, accounting fees, printing costs and mailing charges related to the proposed merger. ING Investments LLC, Investment Adviser to the Portfolios, will bear half of the cost of the Reorganization. The Portfolios will bear the other half of the expenses relating to the proposed Reorganization.

NOTE 6 - FEDERAL INCOME TAXES:

     It is the policy of the Portfolios, to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their net investment income and any net realized gains to their shareholders. Therefore, a federal income tax or excise tax provision is not required. In addition, by distributing during each calendar year substantially all of its net investment income and net realized capital gains, each Portfolio intends not to be subject to any federal excise tax.

     The Portfolio intends to offset any net capital gains with any available capital loss carryforward until each carryforward has been fully utilized or expires. The amount of capital loss carryforward, which may offset VP MagnaCap Portfolio's capital gains in any given year, may be limited as a result of previous reorganizations. In addition, no capital gain distribution shall be made until the capital loss carryforward has been fully utilized or expires.

                      ING VP LARGE COMPANY VALUE PORTFOLIO

 PROXY FOR A SPECIAL MEETING OF SHAREHOLDERS ON OCTOBER 16, 2003. THIS PROXY IS
                  SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES

         The undersigned hereby appoint(s) MICHAEL J. ROLAND AND KIMBERLY A. ANDERSON or any one or both of them, proxies, with full power of substitution, to vote all shares of ING VP Large Company Value Portfolio (the "Portfolio"), a series of ING Variable Products Trust, which the undersigned is entitled to vote at the Special Meeting of Shareholders of the Portfolio to be held at the offices of the Portfolio at 7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258-2034 on October 16, 2003 at 10:00 a.m., Local time, and at any adjournment thereof.

         This proxy will be voted as instructed. If no specification is made, the proxy will be voted "FOR" the proposals.

         Please vote, date and sign this proxy and return it promptly in the enclosed envelope.

         Please indicate your vote by an "x" in the appropriate box below.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE "FOR" THE FOLLOWING PROPOSAL:

1. To approve an Agreement and Plan of Reorganization providing for the acquisition of all of the assets of ING VP Large Company Value Portfolio by ING VP MagnaCap Portfolio in exchange for Class S shares of beneficial interest of ING VP MagnaCap Portfolio and the assumption by ING VP MagnaCap Portfolio of all of the liabilities of ING VP Large Company Value Portfolio, a series of ING Variable Products Trust.

For [ ]                           Against [ ]                       Abstain [ ]

         This proxy card must be signed exactly as your name(s) appears hereon. If as an attorney, executor, guardian or in some representative capacity or as an officer of a corporation, please add titles as such. Joint owners must each sign.

_________________________                                  _____________________
Signature                                                  Date

__________________________                                 _____________________
Signature (if held jointly)                                Date

ING Variable Products Trust
7337 East Doubletree Ranch Road
Scottsdale, Arizona 85258-2034

                                     PART C
                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

Section 4.3 of Registrant's Declaration of Trust provides the following:

(a) Subject to the exceptions and limitations contained in paragraph (b) below:

         (i) every person who is, or has been, a Trustee or officer of the Trust shall be indemnified by the Trust to the fullest extent permitted by law against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof; and

         (ii) the word "claim," "action," "suit," or "proceeding" shall apply to all claims, actions suits or proceedings (civil, criminal, administrative or other, including appeals), actual or threatened; aria the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Trustee or officer:

         (i) against any liability to the Trust, a Series thereof, or the Shareholders by reason of a final adjudication by a court or other body before which a proceeding was brought that he engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office;

         (ii) with respect to any matter as to which he shall have been finally adjudicated not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

         (iii) in the event of a settlement or other disposition not involving a final adjudication as provided in paragraph (h) (i) or (b) (ii) resulting in a payment by a Trustee or officer, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office:

                  (a) by the court or other body approving the settlement or other disposition; or

                  (b) based upon a review of readily available facts (as opposed to a full trial-type inquiry) by (x) vote of a majority of the Disinterested C-4 Trustees acting on the matter (provided that a majority of the Disinterested Trustees then in office act on the matter) or (y) written opinion of independent legal counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Trustee or officer may now or hereafter be entitled, shall continue as to a person who has ceased to he such Trustee or officer and shall inure to the benefit of the heirs, executors, administrators and assigns of such a person. Nothing contained herein shall affect any rights to indemnification to which personnel of the Trust other than Trustees and officers may be entitled by contract or otherwise under law.

(c) Expenses of preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section
4.3 may be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 4.3, provided that either: (i) such undertaking is secured by a surety bond or some other appropriate security provided by the recipient, or the Trust shall be insured against losses arising out of any such advances; or (ii) a majority of the Disinterested Trustees acting on the matter (provided that a majority of the disinterested Trustees act on the matter) or an independent legal counsel in a written opinion shall determine, based upon a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the recipient ultimately will he found entitled to indemnification. As used in this Section 4.3, a "Disinterested Trustee" is one who is not (i) an Interested Person of the Trust (including anyone who has been exempted from being an Interested Person by any rule, regulation or order of the Commission), or (ii) involved in the claim, action, suit or proceeding.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any action suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy, as expressed in the Act and be governed by final adjudication of such issue.

ITEM 16. EXHIBITS

(1)      (A)      Declaration of Trust -- Filed as an Exhibit to  Post-Effective
                  Amendment No. 4 to Registrant's Registration Statement on Form
                  N-1A on February 28, 1996, and incorporated herein by reference.

         (B) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A on April 30, 1997, and incorporated herein by reference.

         (C) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A on May 16, 1997, and incorporated herein by reference.

         (D) Certificate of Establishment and Designation -- Filed as an Exhibit to Post-Effective Amendment No. 8 to Registrant's Registration Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

         (E) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (F) Certificate of Amendment of Declaration of Trust -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (G) Certificate of Amendment of Declaration of Trust --Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (H) Certificate of Establishment and Designation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (I) Certificate of Amendment of Declaration of Trust and Redesignation of Series -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (J) Certificate of Amendment of Declaration of Trust and Establishment and Designation of Additional Series of Shares of Beneficial Interest; Establishment of Additional Series; Establishment of New Principal Place of Business -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (K)      Form of Certificate of Amendment of Declaration of Trust:
                  Abolition of Series of Shares of Beneficial Interests -- Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (L) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (M) Form of Certificate of Amendment of Declaration of Trust and Redesignation of Series - Filed as an Exhibit to Post-Effective Amendment No. 20 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (N) Abolition of Series of shares of beneficial interest - Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(2)      (A)      By-laws. -- Filed as an Exhibit to Post-Effective  Amendment
                  No. 4 to Registrant's Registration Statement on Form N-1A on
                  February 28, 1996, and incorporated herein by reference.

(3)      Not Applicable

(4) Form of Agreement and Plan of Reorganization between ING Variable Products Trust on behalf of ING VP Large Company Value Portfolio and ING Variable Products Trust, on behalf of ING VP MagnaCap Portfolio

(5) Instruments defining the rights of holders -- set forth in the Declaration of Trust.

(6)      (A)      Form of Advisory Agreement between Registrant and ING Pilgrim
                  Investments, LLC -- Filed as an Exhibit to Post-Effective
                  Amendment No. 24 to Registrant's Registration Statement on
                  Form N-1A on April 28, 2003, and incorporated herein by reference.

         (B) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A on January 28, 2000, and incorporated herein by reference.

         (C) Form of Investment Advisory Agreement between the Registrant and ING Pilgrim Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

         (D) Amended and Restated Schedule A with respect to the Investment Advisory Agreement between the Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(7)      (A)      Form of Distribution Agreement between the Registrant and ING
                  Pilgrim Securities, Inc. -- Filed as an Exhibit to
                  Post-Effective Amendment No. 19 to Registrant's Registration
                  Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (B) Amended and Restated Schedule of Portfolios with respet to the Distribution Agreement between the Registrant and ING Funds Distributor, LLC. -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(8)      (A)      Not Applicable.

(9)      (A)      Custodian Agreement -- Filed as an Exhibit to Post-Effective
                  Amendment No. 4 to Registrant's Registration Statement on Form
                  N-1A on February 28, 1996, and incorporated herein by reference.

         (B) Amendment to Custodian Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A on February 27, 1998, and incorporated herein by reference.

         (C) Form of Custodian and Investment Accounting Agreement with State Street Bank and Trust Company for Convertible Portfolio, Financial Services Portfolio, Large Company Value Portfolio, Growth + Value Portfolio, Growth Opportunities Portfolio, High Yield Bond Portfolio, LargeCap Growth Portfolio, MagnaCap Portfolio, MidCap Opportunities Portfolio, Research Enhanced Index Portfolio, and SmallCap Opportunities Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (D) Form of Amendment to Custodian and Investment Accounting Agreement with State Street Bank and Trust Company -- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

(10)     (A)      Not Applicable.

(11)     Form of Opinion and Consent of Counsel

(12) Form of Opinion of Counsel Supporting Tax Matters and Consequences -- To Be Filed in a Subsequent Post-Effective Amendment.

(13)     (A)      Administrative Services Agreement -- Filed as an Exhibit to
                  Post-Effective Amendment No. 8 to Registrant's Registration
                  Statement on Form N-1A on May 20, 1997, and incorporated herein by reference.

         (B) Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post- Effective Amendment No. 17 to Registrant's Registration Statement on Form N-1A on April 27, 2000, and incorporated herein by reference.

         (C) Form of Amended and Restated Administrative Services Agreement -- Filed as an Exhibit to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A on April 27, 2001, and incorporated herein by reference.

         (D) Amendment to Amended and Restated Administrative Services Agreement between Registrant and ING Pilgrim Group, LLC-- Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (E) Form of Shareholder Service Plan -- Filed as an Exhibit to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A on February 15, 2001, and incorporated herein by reference.

         (F) Accounting Agency Agreement with Brown Brothers Harriman & Co. for International Portfolio, International Value Portfolio, Emerging Countries Portfolio, and International SmallCap Growth Portfolio - Filed as an Exhibit to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A on April 18, 2002, and incorporated herein by reference.

         (G) Form of Amended and Restated Expense Limitation Agreement by and between Registrant and ING Investments, LLC -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

         (H) Form of Amended and Restated Schedule of Portfolios with respect to the Shareholder Services Plan -- Filed as an Exhibit to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A on April 28, 2003, and incorporated herein by reference.

(14)     Consent of KPMG

(15)     Not Applicable

(16)     Powers of Attorney

ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

         (3) The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains an opinion of counsel supporting the tax matters discussed in this Registration Statement.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and the State of Arizona on the 24th day of July, 2003.

                                                ING VARIABLE PRODUCTS TRUST

                                                By: /s/ Kimberly A. Anderson
                                                    ----------------------------
                                                    Kimberly A. Anderson
                                                    Vice President and Secretary

         Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                   SIGNATURE                                       TITLE                               DATE
                   ---------                                       -----                               ----
                                                           Trustee and Chairman                   July 24, 2003
____________________________________________
                John G. Turner*

                                                           President and Chief Executive          July 24, 2003
____________________________________________               Officer
               James M. Hennessy*
                                                           Executive Vice President and           July 24, 2003
____________________________________________               Principal Financial Officer
               Michael J. Roland*

                                                           Trustee                                July 24, 2003
____________________________________________
                Paul S. Doherty*

                                                           Trustee                                July 24, 2003
____________________________________________
               J. Michael Earley*

                                                           Trustee                                July 24, 2003
____________________________________________
             R. Barbara Gitenstein*

                                                           Trustee                                July 24, 2003
____________________________________________
              Walter H. May, Jr.*


                                                           Trustee                                July 24, 2003
____________________________________________
              Thomas J. McInerney*

                                                           Trustee                                July 24, 2003
____________________________________________
                  Jock Patton*

                                                           Trustee                                July 24, 2003
____________________________________________
               David W.C. Putnam*

                                                           Trustee                                July 24, 2003
____________________________________________
                Blaine E. Rieke*

                                                           Trustee                                July 24, 2003
____________________________________________
               Roger B. Vincent*

                                                           Trustee                                July 24, 2003
____________________________________________
             Richard A. Wedemeyer*

*By: /s/ Kimberly A. Anderson
     ------------------------
     Kimberly A. Anderson
     Attorney-in-Fact**

**   Executed pursuant to powers of attorney filed herewith.

                                                EXHIBIT INDEX

(4)               Form of Agreement and Plan of  Reorganization  between ING Variable Products Trust , on behalf of ING VP Large
                  Company Value Portfolio and ING Variable Products Trust, on behalf of ING VP MagnaCap Portfolio.

(11)              Form of Opinion and Consent of Counsel

(14)              Consent of Independent Accountants

(16)              Powers of Attorney